UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714
MML Series Investment Fund II
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Kevin M. McClintock
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/2005
Date of reporting period:	9/30/2005

Item 1. Schedule of Investments. — insert schedule of investments.

MML Money Market Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.3%
Commercial Paper — 67.9%
Alcoa, Inc. 3.790%	12/02/2005	$2,718,000	$2,700,259
American General Finance Corp. 3.710%	12/29/2005	2,800,000	2,774,319
American Honda Finance Corp. 3.570%	10/12/2005	2,870,000	2,866,869
Anheuser-Busch Cos., Inc. 3.450%	10/19/2005	2,117,000	2,113,348
Bank of America Corp. 3.680%	11/08/2005	1,610,000	1,603,746
Boston Scientific Corp.(a) 3.790%	10/31/2005	1,250,000	1,246,052
Caterpillar, Inc. 3.750%	10/21/2005	1,775,000	1,771,302
CIT Group, Inc. 3.250%	10/05/2005	1,590,000	1,589,425
CIT Group, Inc. 3.780%	02/16/2006	1,250,000	1,231,888
The Coca-Cola Co. 3.560%	10/18/2005	2,845,000	2,840,217
DaimlerChrysler Revolving Auto Conduit LLC 3.600%	10/11/2005	2,725,000	2,722,275
Dover Corp.(a) 3.770%	10/14/2005	2,800,000	2,796,188
Dow Jones & Co., Inc.(a) 3.490%	10/13/2005	1,690,000	1,688,034
Dow Jones & Co., Inc.(a) 3.670%	11/10/2005	1,000,000	995,922
Dupont EI de Nemours Co. 3.730%	10/24/2005	2,770,000	2,763,399
E.W. Scripps Co.(a) 3.610%	10/26/2005	2,325,000	2,319,171
FCAR Owner Trust I 3.200%	10/14/2005	2,850,000	2,846,706
General Electric Capital Corp. 3.790%	11/15/2005	2,860,000	2,846,451
Govco Inc.(a) 3.440%	10/07/2005	1,500,000	1,499,140
Govco Inc.(a) 3.530%	10/17/2005	1,310,000	1,307,945
Harley-Davidson Inc.(a) 3.610%	10/13/2005	1,125,000	1,123,646

1

The Hershey Co.(a) 3.710%	11/21/2005	$1,090,000	$1,084,271
Illinois Tool Works, Inc. 3.560%	10/03/2005	2,825,000	2,824,441
Kimberly-Clark Worldwide, Inc.(a) 3.630%	10/27/2005	2,825,000	2,817,594
Kitty Hawk Funding Corp.(a) 3.600%	10/05/2005	2,424,000	2,423,030
McCormick & Co., Inc.(a) 3.920%	02/14/2006	2,270,000	2,236,384
Minnesota Mining & Manufacturing Co. 3.670%	11/14/2005	2,785,000	2,772,508
Nestle Capital Corp.(a) 3.650%	11/30/2005	391,000	388,621
Nestle Capital Corp.(a) 3.690%	11/30/2005	1,630,000	1,619,976
New Center Asset Trust 3.660%	11/07/2005	1,700,000	1,693,605
New Center Asset Trust 3.810%	12/12/2005	1,120,000	1,111,466
Paccar Financial Corp. 3.730%	12/14/2005	1,840,000	1,825,892
Paccar Financial Corp. 3.780%	12/14/2005	980,000	972,385
PepsiCo, Inc. 3.650%	10/07/2005	2,800,000	2,798,297
South Carolina Electric & Gas 3.740%	10/17/2005	2,685,000	2,680,537
The Proctor & Gamble Co.(a) 3.720%	10/28/2005	2,825,000	2,817,118
Toyota Motor Credit Corp. 3.640%	11/15/2005	1,700,000	1,692,265
Toyota Motor Credit Corp. 3.710%	10/25/2005	1,100,000	1,097,279
Wal-Mart Stores, Inc.(a) 3.710%	12/20/2005	1,750,000	1,735,572
			78,237,543
Discount Notes — 5.3%
Federal Farm Credit Bank 3.000%	10/26/2005	503,000	501,953
Federal Farm Credit Bank 3.300%	12/01/2005	235,000	233,686
Federal Farm Credit Bank 3.470%	11/16/2005	3,165,000	3,150,967
Federal Home Loan Bank 3.440%	10/04/2005	2,190,000	2,189,372
			6,075,978

2

U.S. Treasury Bills — 27.1%
U.S. Treasury Bill 3.030%	10/20/2005	$3,085,000	$3,080,066
U.S. Treasury Bill 3.067%	11/03/2005	1,680,000	1,675,277
U.S. Treasury Bill 3.212%	11/17/2005	2,735,000	2,723,531
U.S. Treasury Bill 3.252%	10/06/2005	1,655,000	1,654,253
U.S. Treasury Bill 3.288%	10/06/2005	10,775,000	10,770,080
U.S. Treasury Bill 3.386%	12/01/2005	2,900,000	2,883,362
U.S. Treasury Bill 3.420%	11/10/2005	300,000	298,860
U.S. Treasury Bill 3.435%	12/01/2005	2,450,000	2,435,740
U.S. Treasury Bill 3.510%	12/22/2005	2,075,000	2,058,410
U.S. Treasury Bill 3.555%	01/26/2006	3,724,000	3,680,974
			31,260,553
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)(b)			115,574,074
TOTAL INVESTMENTS — 100.3%			115,574,074
Other Assets/(Liabilities) — (0.3%)			(356,824)
NET ASSETS — 100.0%			$115,217,250

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $28,098,664 or 24.4% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Inflation-Protected Bond Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 97.8%
CORPORATE DEBT — 22.1%
Barclays Financial LLC, Note, MTN 3.530%	04/19/2008	$1,200,000	$1,205,400
CIT Group, Inc. 5.370%	12/14/2016	2,000,000	2,017,960
CIT Group, Inc., Note, MTN 5.450%	03/15/2017	1,000,000	968,170
Hartford Life Global Funding Trusts Series MTN 4.780%	03/15/2010	2,500,000	2,464,650
Household Finance Corp. 5.480%	12/10/2013	1,500,000	1,500,555
HSBC Finance Corp. 5.270%	01/10/2014	1,500,000	1,471,605
International Bank for Reconstruction & Development 3.540%	12/10/2013	2,533,000	2,483,429
JP Morgan Chase & Co. Series C 4.900%	06/28/2009	1,500,000	1,512,615
Lehman Brothers Holdings, Inc. Series G 5.170%	05/12/2014	1,500,000	1,485,585
Merrill Lynch & Co., Inc. 4.760%	03/02/2009	2,400,000	2,376,264
Morgan Stanley 4.280%	02/01/2011	1,500,000	1,490,145
Morgan Stanley Series C 4.880%	11/01/2013	2,933,000	3,003,069
Pacific Life Global Funding(a) 5.350%	02/06/2016	4,000,000	3,979,000
Principal Life Income Funding Trusts 4.410%	04/01/2016	1,600,000	1,554,736
SLM Corp. 4.660%	11/21/2013	2,500,000	2,482,850
SLM Corp. Series MTN 4.680%	02/01/2014	1,000,000	993,490
Toyota Motor Credit Corp., Note, MTN 3.540%	07/28/2008	2,000,000	1,985,160
TOTAL CORPORATE DEBT (Cost $33,285,451)			32,974,683

1

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.3%
Federal Home Loan Mortgage Corporation (FHLMC) — 10.9%
Pass-Through Securities
Federal Home Loan Bank 4.500%	09/16/2013	$3,000,000	$2,975,805
Federal Home Loan Bank 7.507%	02/20/2007	1,750,000	1,812,667
FHLMC 3.625%	09/15/2008	4,000,000	3,911,700
FHLMC 4.500%	07/15/2013	7,600,000	7,539,428
Total Pass-Through Securities			16,239,600
Federal National Mortgage Association (FNMA) — 10.1%
Other — 3.9%
FNMA (Benchmark Note) 4.375%	03/15/2013	5,900,000	5,811,313
Pass-Through Securities — 6.2%
FNMA 3.250%	02/15/2009	3,300,000	3,176,121
FNMA 3.670%	02/17/2009	6,165,000	6,141,758
Total Pass-Through Securities			9,317,879
Total Federal National Mortgage Association (FNMA)			15,129,192
Other Agencies — 1.3%
Tennessee Valley Authority 3.375%	01/15/2007	1,849,680	1,911,737
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,427,198)			33,280,529
U.S. TREASURY OBLIGATIONS — 53.4%
U.S. Treasury Bonds — 20.7%
U.S. Treasury Inflation Index 1.625%	01/15/2015	4,819,131	4,764,163
U.S. Treasury Inflation Index 1.875%	07/15/2015	2,269,989	2,290,916
U.S. Treasury Inflation Index 2.375%	01/15/2025	6,851,001	7,329,500
U.S. Treasury Inflation Index 3.375%	04/15/2032	1,348,333	1,781,906
U.S. Treasury Inflation Index 3.625%	04/15/2028	5,079,346	6,647,594
U.S. Treasury Inflation Index 3.875%	04/15/2029	5,888,671	8,058,278
			30,872,357

2

U.S. Treasury Notes — 32.7%
U.S. Treasury Inflation Index 0.875%	04/15/2010	$5,378,073	$5,241,521
U.S. Treasury Inflation Index 1.875%	07/15/2013	5,393,111	5,468,952
U.S. Treasury Inflation Index 2.000%	01/15/2014	5,688,489	5,810,258
U.S. Treasury Inflation Index 2.000%	07/15/2014	5,083,836	5,195,839
U.S. Treasury Inflation Index 3.000%	07/15/2012	6,318,579	6,877,378
U.S. Treasury Inflation Index 3.375%	01/15/2012	1,650,420	1,828,614
U.S. Treasury Inflation Index 3.500%	01/15/2011	3,036,417	3,343,854
U.S. Treasury Inflation Index 3.625%	01/15/2008	5,224,219	5,532,775
U.S. Treasury Inflation Index 3.875%	01/15/2009	5,140,373	5,577,706
U.S. Treasury Inflation Index 4.250%	01/15/2010	3,350,120	3,746,376
			48,623,273
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,081,890)			79,495,630
TOTAL BONDS & NOTES (Cost $146,794,539)			145,750,842
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/05, 2.75%, due 10/03/2005(b)			2,429,836
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			2,429,836
TOTAL INVESTMENTS — 99.5% (Cost $149,224,375)(c)			$148,180,678
Other Assets/(Liabilities) — 0.5%			802,896
NET ASSETS — 100.0%			$148,983,574

Notes to Portfolio of Investments

MTN - Medium Term Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $3,979,000 or 2.7% of net assets.

(b)

Maturity value $2,430,393. Collateralized by U.S. Government Agency obligation with a rate of 7.125%, maturity date of 04/25/2016, and an aggregate market value, including accrued interest, of $2,551,328.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Managed Bond Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 96.6%
ASSET BACKED SECURITIES — 2.1%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$2,461,298	$2,390,455
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700%	10/25/2028	57,815	57,824
Oak Hill Credit Partners, Series 1A, Class A2 3.450%	09/12/2013	2,000,000	2,010,000
Travelers Funding Limited, Series 1A, Class A1(a) 6.300%	02/18/2014	2,922,927	2,967,063
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	1,066,003	1,058,637
TOTAL ASSET BACKED SECURITIES (Cost $8,496,980)			8,483,979
CORPORATE DEBT — 44.4%
Ahold Finance USA, Inc. 6.875%	05/01/2029	860,000	808,400
Alcan Aluminum Limited 6.250%	11/01/2008	800,000	836,355
Allegheny Energy Supply Co. LLC(a) 8.250%	04/15/2012	385,000	433,125
Allied Waste North America, Inc. 8.875%	04/01/2008	210,000	218,925
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	350,000	326,375
American General Finance Corp. 5.875%	07/14/2006	1,000,000	1,011,353
American Greetings Corp. 6.100%	08/01/2028	1,730,000	1,766,762
American Honda Finance Corp(a) 3.850%	11/06/2008	850,000	831,104
American Standard, Inc. 7.375%	02/01/2008	225,000	236,591
American Standard, Inc. 7.625%	02/15/2010	800,000	877,696
Ametek, Inc. 7.200%	07/15/2008	1,495,000	1,573,843
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	850,000	857,143
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	965,000	1,108,672

1

Appalachian Power Co., Series G 3.600%	05/15/2008	$560,000	$544,620
Archer-Daniels-Midland Co. 5.375%	09/15/2035	450,000	436,008
Archstone-Smith Operating Trust REIT 5.000%	08/15/2007	1,200,000	1,204,582
Australian Gas Light Co. Limited(a) 6.400%	04/15/2008	850,000	882,263
Avnet, Inc. 8.000%	11/15/2006	40,000	41,800
Bank of America Corp. 3.250%	08/15/2008	500,000	482,305
Bank of America Corp. 4.250%	10/01/2010	375,000	366,424
Barrick Gold Corp. 7.500%	05/01/2007	2,000,000	2,085,234
Bausch & Lomb, Inc. 7.125%	08/01/2028	815,000	878,110
Belo Corp. 8.000%	11/01/2008	555,000	595,734
Blyth, Inc. 7.900%	10/01/2009	550,000	568,889
Boardwalk Pipelines LLC 5.500%	02/01/2017	350,000	353,202
Bombardier Capital, Inc.(a) 6.125%	06/29/2006	250,000	250,312
Bombardier Capital, Inc.(a) (d) 6.750%	05/01/2012	310,000	289,075
Briggs & Stratton Corp. 7.250%	09/15/2007	115,000	120,175
Briggs & Stratton Corp. 8.875%	03/15/2011	1,170,000	1,339,650
Buckeye Partners LP 4.625%	07/15/2013	500,000	478,694
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	740,000	850,301
Burlington Northern Santa Fe Corp. 7.875%	04/15/2007	750,000	785,372
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	870,000	907,935
Cabot Corp.(a) 5.250%	09/01/2013	350,000	345,877
Carlisle Companies, Inc. 7.250%	01/15/2007	1,100,000	1,128,095
Caterpillar Financial Services Corp., Series F 3.625%	11/15/2007	1,340,000	1,315,203
Cendant Corp. 6.875%	08/15/2006	700,000	713,008
Centerpoint Energy, Inc., Series B 5.875%	06/01/2008	1,310,000	1,337,129

2

Certegy, Inc. 4.750%	09/15/2008	$270,000	$270,638
Champion International Corp. 6.400%	02/15/2026	1,500,000	1,518,790
Chemed Corp. 8.750%	02/24/2011	655,000	707,400
Chesapeake Energy Corp.(a) 6.500%	08/15/2017	420,000	427,350
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	865,000	872,237
Cingular Wireless 5.625%	12/15/2006	200,000	202,422
CIT Group, Inc. 3.650%	11/23/2007	20,000	19,595
CIT Group, Inc. 3.875%	11/03/2008	1,400,000	1,364,628
CIT Group, Inc. 7.375%	04/02/2007	600,000	623,911
Citigroup, Inc. 6.750%	12/01/2005	2,000,000	2,008,106
Clear Channel Communications, Inc. 6.000%	11/01/2006	275,000	278,952
CNF, Inc. 8.875%	05/01/2010	600,000	678,261
Colonial Pipeline Co.(a) 7.630%	04/15/2032	500,000	653,746
Comcast Cable Communications, Inc. 6.200%	11/15/2008	1,235,000	1,282,570
Comcast Cable Communications, Inc. 8.375%	05/01/2007	1,250,000	1,318,865
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	1,050,000	1,115,817
Constellation Brands, Inc. 8.000%	02/15/2008	260,000	273,000
Cooper Industries Limited 5.250%	07/01/2007	1,500,000	1,513,508
Countrywide Home Loans, Inc. 3.250%	05/21/2008	1,150,000	1,106,970
Cox Communications, Inc. 4.625%	01/15/2010	1,315,000	1,285,743
Cox Communications, Inc. 6.750%	03/15/2011	475,000	506,998
Cox Enterprises, Inc.(a) 4.375%	05/01/2008	750,000	736,669
CSX Corp. 7.250%	05/01/2027	1,175,000	1,379,879
Cytec Industries, Inc. 5.500%	10/01/2010	475,000	472,957
D.R. Horton, Inc. 4.875%	01/15/2010	120,000	116,748

3

DaimlerChrysler North American Holding Corp. 4.050%	06/04/2008	$500,000	$488,277
DaimlerChrysler North American Holding Corp. 4.125%	03/07/2007	2,900,000	2,869,675
Delhaize America, Inc. 9.000%	04/15/2031	455,000	525,225
Dominion Resources Inc. 5.150%	07/15/2015	320,000	313,292
Donnelley (R.R.) & Sons Co.(a) 4.950%	05/15/2010	550,000	547,290
Dover Corp. 6.250%	06/01/2008	750,000	782,459
Dow Jones & Co., Inc. 3.875%	02/15/2008	1,800,000	1,772,122
DPL, Inc. 8.250%	03/01/2007	529,000	555,450
Duke Energy Field Services Corp. 7.875%	08/16/2010	800,000	899,469
Ecolab, Inc. 6.875%	02/01/2011	1,100,000	1,202,558
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	430,000	440,478
Elwood Energy LLC 8.159%	07/05/2026	281,785	312,781
Emerald Investment Grade CBO Limited(a) 4.020%	05/24/2011	811,108	811,361
Enbridge Energy Partners, LP 4.000%	01/15/2009	1,000,000	967,879
Entergy Gulf States, Inc. 5.250%	08/01/2015	1,455,000	1,377,351
Enterprise Products Operating LP 7.500%	02/01/2011	795,000	869,577
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	150,000	147,000
EOP Operating LP 6.750%	02/15/2008	800,000	833,131
Equifax, Inc. 4.950%	11/01/2007	500,000	503,726
ERAC USA Finance Co.(a) 6.700%	06/01/2034	730,000	782,661
ERAC USA Finance Co.(a) 6.750%	05/15/2007	2,000,000	2,053,168
First Industrial LP 7.000%	12/01/2006	1,000,000	1,016,662
FirstEnergy Corp., Series A 5.500%	11/15/2006	885,000	892,482
Ford Motor Co. 6.375%	02/01/2029	780,000	559,650
Ford Motor Co. 6.625%	02/15/2028	246,000	177,120

4

Fort James Corp. 6.875%	09/15/2007	$285,000	$293,550
FPL Group Capital, Inc. 3.250%	04/11/2006	800,000	795,406
Franklin Resources, Inc. 3.700%	04/15/2008	960,000	937,691
Fred Meyer, Inc. 7.450%	03/01/2008	750,000	790,736
General Mills, Inc. 2.625%	10/24/2006	2,000,000	1,953,458
General Mills, Inc. 8.900%	06/15/2006	1,000,000	1,027,346
General Motors Acceptance Corp. 6.150%	04/05/2007	1,000,000	992,382
General Motors Corp.(d) 8.375%	07/15/2033	910,000	709,800
Georgia Gulf Corp. 7.625%	11/15/2005	315,000	315,394
Glencore Funding LLC(a) 6.000%	04/15/2014	645,000	611,018
Goldman Sachs Group LP 5.000%	10/01/2014	770,000	761,212
Goodrich (B.F.) Co. 7.500%	04/15/2008	900,000	951,365
GTECH Holdings Corp. 4.500%	12/01/2009	315,000	290,196
Gulf South Pipeline Co., LP(a) 5.050%	02/01/2015	225,000	221,211
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	425,000	429,015
HCA, Inc. 6.950%	05/01/2012	500,000	514,318
Hershey Foods Corp. 7.200%	08/15/2027	975,000	1,210,121
Hilton Hotels Corp. 7.200%	12/15/2009	75,000	81,019
Hilton Hotels Corp. 7.625%	05/15/2008	460,000	488,977
Homer City Funding LLC 8.734%	10/01/2026	218,702	260,255
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	360,000	357,300
Household Finance Corp. 4.125%	12/15/2008	415,000	407,463
Household Finance Corp. 6.375%	10/15/2011	75,000	80,223
Hughes Supply, Inc. 5.500%	10/15/2014	595,000	581,355
Humana, Inc. 7.250%	08/01/2006	995,000	1,011,743

5

ICI Wilmington, Inc. 7.050%	09/15/2007	$550,000	$571,346
Idex Corp. 6.875%	02/15/2008	775,000	804,431
International Paper Co. 3.800%	04/01/2008	920,000	896,557
Ipalco Enterprises, Inc. 8.375%	11/14/2008	1,225,000	1,298,500
iStar Financial, Inc. REIT 7.000%	03/15/2008	495,000	516,393
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	190,000	188,180
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	350,000	350,328
J.C. Penney Co., Inc. 7.950%	04/01/2017	160,000	185,600
Jefferies Group, Inc. 7.500%	08/15/2007	300,000	314,243
Kansas Gas & Electric Co.(a) 5.647%	03/29/2021	425,000	420,597
Kellwood Co. 7.625%	10/15/2017	140,000	127,185
Kellwood Co. 7.875%	07/15/2009	240,000	239,346
Kennametal, Inc. 7.200%	06/15/2012	1,048,000	1,146,027
Kern River Funding Corp.(a) 4.893%	04/30/2018	988,533	977,966
KeySpan Gas East Corp., Series MTNA 6.900%	01/15/2008	1,105,000	1,155,652
Kimco Realty Corp., Series MTNB 7.860%	11/01/2007	1,100,000	1,167,806
Kinder Morgan Energy Partners LP 5.350%	08/15/2007	1,100,000	1,109,216
Kiowa Power Partners LLC(a) 4.811%	12/30/2013	385,825	374,486
The Kroger Co. 6.750%	04/15/2012	1,000,000	1,073,896
Lasmo (USA), Inc. 6.750%	12/15/2007	2,000,000	2,087,118
Leucadia National Corp. 7.750%	08/15/2013	2,000,000	2,120,000
Liberty Media Corp. 3.500%	09/25/2006	1,300,000	1,284,904
Lubrizol Corp. 4.625%	10/01/2009	685,000	673,384
Lubrizol Corp. 5.875%	12/01/2008	425,000	436,232
Marriott International, Inc., Series E 7.000%	01/15/2008	1,445,000	1,511,726

6

Masco Corp. 6.750%	03/15/2006	$1,230,000	$1,242,364
The May Department Stores Co. 3.950%	07/15/2007	430,000	423,961
MBNA Corp. 4.625%	09/15/2008	650,000	649,526
MGM Mirage 6.000%	10/01/2009	360,000	355,500
MGM Mirage 6.750%	09/01/2012	100,000	101,625
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,300,000	1,255,571
Miller Brewing Co.(a) 4.250%	08/15/2008	425,000	418,965
Millipore Corp. 7.500%	04/01/2007	1,000,000	1,034,028
Mobil Corp. 8.625%	08/15/2021	1,000,000	1,405,339
Mohawk Industries, Inc., Series C 6.500%	04/15/2007	350,000	358,710
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	500,000	555,573
Molson Coors Canada, Inc.(a) 4.850%	09/22/2010	530,000	525,844
Monongahela Power Co. 6.700%	06/15/2014	450,000	496,755
Navistar International Corp. 7.500%	06/15/2011	475,000	479,750
Nevada Power Co., Series L 5.875%	01/15/2015	560,000	551,967
Newell Rubbermaid, Inc. 4.000%	05/01/2010	450,000	427,733
Nexen, Inc. 5.875%	03/10/2035	425,000	416,585
Nisource Finance Corp. 3.200%	11/01/2006	570,000	560,859
Norfolk Southern Corp. 6.000%	04/30/2008	550,000	564,407
Norfolk Southern Corp. 7.350%	05/15/2007	750,000	780,321
Northwestern Corp. 5.875%	11/01/2014	675,000	681,910
Oak Hill Securities Fund II(a) 8.920%	10/15/2006	700,000	722,050
OAO Gazprom(a) 9.625%	03/01/2013	400,000	496,500
Pacific Bell 6.125%	02/15/2008	350,000	360,771

7

Pacific Energy Partners, LP / Pacific Energy Finance Corp.(a) 6.250%	09/15/2015	$150,000	$150,375
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	490,000	508,375
Pacific Gas & Electric Co. 6.050%	03/01/2034	645,000	671,053
Packaging Corp. of America 5.750%	08/01/2013	415,000	401,482
Park Place Entertainment Corp. 8.500%	11/15/2006	1,000,000	1,038,937
Pearson, Inc.(a) 7.375%	09/15/2006	1,000,000	1,025,098
Pentair, Inc. 7.850%	10/15/2009	850,000	934,772
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	475,000	507,367
Pilgrims Pride Corp. 9.625%	09/15/2011	135,000	145,125
Pioneer Natural Resources Co. 6.500%	01/15/2008	750,000	770,060
Plains All American Pipeline Co. 5.625%	12/15/2013	590,000	598,255
Precision Castparts Corp. 5.600%	12/15/2013	1,315,000	1,339,084
The Premcor Refining Group, Inc. 6.750%	05/01/2014	280,000	298,200
PSEG Energy Holdings, Inc. 8.625%	02/15/2008	375,000	391,875
Qwest Corp. 8.875%	03/15/2012	415,000	453,388
Rogers Cable, Inc. 5.500%	03/15/2014	500,000	461,250
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	410,000	412,050
Rogers Wireless Communications, Inc. 6.995%	12/15/2010	250,000	260,625
Ryder System, Inc. 6.600%	11/15/2005	750,000	751,157
Sealed Air Corp.(a) 6.875%	07/15/2033	250,000	264,622
Senior Housing Properties Trust REIT 8.625%	01/15/2012	125,000	139,063
Shaw Communications, Inc. 8.250%	04/11/2010	960,000	1,042,800
Simon Property Group LP 7.375%	01/20/2006	1,000,000	1,008,173
SLM Corp. 5.000%	10/01/2013	650,000	650,839

8

SLM Corp. 5.625%	08/01/2033	$350,000	$359,366
Smithfield Foods, Inc. 7.000%	08/01/2011	1,025,000	1,045,500
Sonoco Products Co. 6.500%	11/15/2013	1,500,000	1,640,058
Sony Capital Corp.(a) 4.950%	11/01/2006	1,500,000	1,497,690
Sprint Capital Corp. 6.900%	05/01/2019	360,000	403,036
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	620,000	675,800
Steelcase, Inc. 6.375%	11/15/2006	1,430,000	1,437,243
SuperValu, Inc. 7.875%	08/01/2009	1,500,000	1,629,663
Tampa Electric Co. 5.375%	08/15/2007	875,000	884,033
TCI Communications, Inc. 6.875%	02/15/2006	350,000	352,677
Telecom Italia Capital SA(a) 6.000%	09/30/2034	575,000	563,468
Temple-Inland, Inc., Series MTND 8.125%	12/15/2006	600,000	613,487
Tenaska Oklahoma(a) 6.528%	12/30/2014	485,186	480,965
Textron Financial Corp., Series E 2.690%	10/03/2006	1,205,000	1,184,638
Thomas & Betts Corp. 6.500%	01/15/2006	400,000	401,257
Thomas & Betts Corp., Series MTNB 6.390%	02/10/2009	275,000	285,168
The Thomson Corp. 5.750%	02/01/2008	955,000	974,450
The Thomson Corp. 6.200%	01/05/2012	650,000	693,233
Time Warner, Inc. 6.150%	05/01/2007	1,390,000	1,420,672
Timken Co. 5.750%	02/15/2010	805,000	812,648
Timken Co., Series A 6.750%	08/21/2006	600,000	604,772
Toro Co. 7.800%	06/15/2027	1,005,000	1,172,582
TransAlta Corp. 5.750%	12/15/2013	1,200,000	1,227,568
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	1,380,000	1,634,620

9

Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040%	01/31/2018	$525,000	$542,929
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144%	07/31/2033	580,000	654,379
TXU Corp., Series P 5.550%	11/15/2014	265,000	251,572
Tyco International Group SA 6.375%	02/15/2006	1,100,000	1,107,345
Union Pacific Corp. 6.400%	02/01/2006	950,000	955,567
United Air Lines, Inc., Series 91B(b) (c) 10.110%	02/19/2006	280,959	111,681
United Dominion Realty Trust, Inc. REIT Series MTN 4.300%	07/01/2007	750,000	742,412
US Airways, Inc. Class B(b) (c) 7.500%	04/15/2008	869,681	10,871
USA Interactive 7.000%	01/15/2013	1,000,000	1,054,253
Verizon Global Funding Corp. 7.750%	12/01/2030	250,000	304,570
Verizon New England, Inc. 6.500%	09/15/2011	730,000	776,894
Virginia Electric and Power Co. 5.375%	02/01/2007	660,000	665,726
Vulcan Materials Co. 6.000%	04/01/2009	800,000	836,757
Washington Mutual, Inc. 2.400%	11/03/2005	1,900,000	1,897,401
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	955,000	1,075,531
WellPoint Health Networks, Inc. 6.375%	06/15/2006	865,000	876,019
Wells Fargo & Co. 4.125%	03/10/2008	640,000	634,136
Williams Gas Pipelines Central, Inc.(a) 7.375%	11/15/2006	950,000	976,591
Wisconsin Electric Power 3.500%	12/01/2007	845,000	824,996
XTO Energy, Inc. 4.900%	02/01/2014	1,000,000	981,192
TOTAL CORPORATE DEBT (Cost $174,407,805)			175,092,673

10

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	$1,641,904	$1,594,643
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	533,245	621,230
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	78,565	80,387
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.594%	08/25/2034	728,655	718,247
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.024%	07/25/2034	2,248,443	2,191,661
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.684%	09/25/2033	635,766	629,830
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.191%	02/25/2034	539,431	534,796
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960%	11/11/2030	108,108	108,659
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	443,956	442,608
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	912,161	885,950
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033%	12/10/2035	466,086	467,732
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 5.102%	08/25/2034	1,011,621	1,008,948
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.686%	08/25/2034	1,719,497	1,721,554
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787%	11/21/2034	600,000	577,715
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	2,423,928	2,354,319
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	243,605	246,498
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.290%	07/25/2033	491,460	489,469
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.117%	02/25/2034	293,764	291,932

1

Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.269%	02/25/2034	$122,428	$123,468
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(a) 6.920%	02/03/2014	1,000,000	1,061,087
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.002%	03/25/2034	1,090,018	1,088,271
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	367,570	369,554
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,737,441	1,716,592
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	545,689	580,286
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	1,103,649	1,120,439
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	462,649	471,370
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	3,252,965	3,159,317
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.273%	01/25/2035	2,522,755	2,472,609
Washington Mutual, Inc., Series 2004-AR2, Class A 4.265%	04/25/2044	1,803,842	1,801,001
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.242%	09/25/2034	1,900,331	1,862,255
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.589%	12/25/2034	2,400,924	2,368,948
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.110%	06/25/2035	2,223,507	2,188,137
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,720,691)			35,349,512

2

SOVEREIGN DEBT OBLIGATIONS — 0.2%
United Mexican States 8.300%	08/15/2031	$500,000	$625,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $524,415)			625,000
U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.1%
Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2178, Class PB 7.000%	08/15/2029	841,881	865,660
FHLMC, Series W067, Class A 6.420%	12/01/2005	305,868	306,310
Total Collateralized Mortgage Obligations			1,171,970
Pass-Through Securities — 0.8%
FHLMC 5.500%	11/01/2031	1,008,795	1,011,238
FHLMC 6.000%	09/01/2016 - 02/01/2018	590,517	607,011
FHLMC 6.500%	09/01/2016	1,087,023	1,124,389
FHLMC 7.500%	10/01/2030 - 02/01/2031	137,214	145,645
FHLMC 8.000%	03/01/2027	273,277	294,413
FHLMC 9.000%	03/01/2017	10,530	11,170
Total Pass-Through Securities			3,193,866
			4,365,836
Federal National Mortgage Association (FNMA) — 15.7%
Pass-Through Securities
FNMA 4.500%	04/01/2020 - 07/01/2020	13,130,017	12,858,697
FNMA 5.000%	08/01/2035	20,230,601	19,804,651
FNMA 5.500%	02/01/2014 - 05/01/2035	24,097,119	24,245,384
FNMA 6.000%	06/01/2016	125,192	128,825
FNMA 6.420%	11/01/2008	671,072	699,279
FNMA 6.500%	07/01/2016	467,079	484,010
FNMA 7.000%	03/01/2031 - 04/01/2031	214,443	224,847
FNMA 7.500%	08/01/2029 - 06/01/2031	224,286	237,858

3

FNMA 8.000%	11/01/2029 - 09/01/2031	$551,105	$591,715
FNMA 9.000%	05/01/2009	31,608	33,126
FNMA, Series 347, PO 0.000%	01/01/2034	3,192,782	2,425,428
Total Pass-Through Securities			61,733,820
Government National Mortgage Association (GNMA) — 2.0%
Pass-Through Securities
GNMA 4.125%	11/20/2025	37,753	38,237
GNMA 4.625%	11/20/2027	8,655	8,736
GNMA 5.000%	02/15/2034	2,336,317	2,318,247
GNMA 6.000%	02/15/2029 - 08/15/2032	2,272,987	2,335,293
GNMA 6.500%	05/15/2023 - 11/15/2028	1,410,559	1,470,217
GNMA 7.000%	09/15/2023 - 08/15/2032	795,917	840,460
GNMA 7.250%	11/20/2021 - 01/20/2022	287,530	304,958
GNMA 7.500%	03/15/2017 - 06/15/2024	366,368	389,405
GNMA 8.000%	06/15/2006 - 04/15/2008	251,267	256,316
Total Pass-Through Securities			7,961,869
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV 4.687%	01/15/2022	528,337	535,471
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $74,756,464)			74,596,996
U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bonds — 2.6%
U.S. Treasury Bond(e) 6.125%	08/15/2029	5,100,000	6,211,641
U.S. Treasury Inflation Index 1.625%	01/15/2015	3,938,627	3,893,702
			10,105,343

4

U.S. Treasury Notes — 16.1%
U.S. Treasury Note(d) 3.375%	11/15/2008	$7,300,000	$7,126,625
U.S. Treasury Note 3.375%	10/15/2009	3,415,000	3,310,149
U.S. Treasury Note(d) 4.000%	02/15/2014	10,920,000	10,670,888
U.S. Treasury Note(d) 4.000%	02/15/2015	26,965,000	26,244,528
U.S. Treasury Note(d) 5.000%	02/15/2011	6,570,000	6,811,243
U.S. Treasury Note(d) 5.000%	08/15/2011	8,975,000	9,326,989
			63,490,422
U.S. Treasury Strips — 3.3%
U.S. Treasury Strips, PO 0.000%	05/15/2016	21,000,000	13,081,379
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,905,029)			86,677,144
TOTAL BONDS & NOTES (Cost $377,811,384)			380,825,304

OPTIONS — 0.0%
Bank of America, Call Swaption, 4.64%, Expires 12/22/2005, Strike 4.64	5,000,000	13,019
Bank of America, Put Swaption, 4.64%, Expires 12/22/2005, Strike 4.64	5,000,000	100,554
TOTAL OPTIONS (Cost $135,750)		113,573
TOTAL LONG TERM INVESTMENTS (Cost $377,947,134)		380,938,877

SHORT-TERM INVESTMENTS — 8.0%
Cash Equivalents — 5.6%(f)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	489,683	489,683
American Beacon Money Market Fund		265,653	265,653
Bank of America 3.770%	10/18/2005	342,776	342,776
Bank of America 3.770%	11/28/2005	636,588	636,588
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	734,524	734,524
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	734,524	734,524
Barclays 3.695%	01/17/2006	195,873	195,873
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	858,904	858,904

5

Barclays Eurodollar Time Deposit 3.700%	10/14/2005	$146,905	$146,905
BGI Institutional Money Market Fund		1,713,890	1,713,890
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	489,683	489,683
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	979,366	979,366
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	489,683	489,683
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	489,683	489,683
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	440,715	440,715
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	293,810	293,810
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	587,620	587,620
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	293,810	293,810
Freddie Mac Discount Note 3.671%	10/18/2005	383,465	383,465
Goldman Sachs Financial Square Prime Obligations Money Market Fund		468,318	468,318
Harris Trust & Savings Bank 3.795%	11/04/2005	370,992	370,992
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	489,683	489,683
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	489,683	489,683
Merrimac Cash Fund, Premium Class		78,349	78,349
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	979,366	979,366
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	979,366	979,366
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	489,683	489,683
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	489,683	489,683
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	489,683	489,683
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	489,683	489,683
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	734,524	734,524
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	682,491	682,491
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	783,493	783,493

6

Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	$979,366	$979,366
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	587,620	587,620
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	489,683	489,683
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	489,683	489,683
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	489,683	489,683
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	489,683	489,683
			22,107,870
Commercial Paper — 2.4%
Cendant Corp.(a) 3.880%	10/06/2005	1,850,000	1,849,003
DTE Energy Co.(a) 3.840%	10/03/2005	1,475,000	1,474,685
Fortune Brands, Inc. 3.870%	10/04/2005	3,120,000	3,118,994
Kinder Morgan Energy Partners, LP(a) 3.900%	10/07/2005	1,865,000	1,863,788
Sara Lee Corp.(a) 3.850%	10/05/2005	1,055,000	1,054,549
			9,361,019

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$31,468,889
TOTAL INVESTMENTS — 104.6% (Cost $409,416,023)(g)	$412,407,766
Other Assets/(Liabilities) — (4.6%)	(18,102,793)
NET ASSETS — 100.0%	$394,304,973

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $30,238,930 or 7.7% of net assets.

(b)	Non-income producing security.
(c)	Security is currently in default.
(d)	Denotes all or a portion of security on loan (Note 2).
(e)	This security is held as collateral for open futures contracts (Note 2).
(f)	Represents investments of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 61.3%
COMMON STOCK — 61.3%
Advertising — 0.1%
Monster Worldwide, Inc.(a)	8,400	$257,964
Omnicom Group, Inc.(b)	7,600	635,588
		893,552
Aerospace & Defense — 1.8%
Boeing Co.	76,800	5,218,560
General Dynamics Corp.	14,400	1,721,520
Goodrich Corp.	7,000	310,380
Honeywell International, Inc.	44,600	1,672,500
Lockheed Martin Corp.	33,900	2,069,256
Northrop Grumman Corp.	19,900	1,081,565
Raytheon Co.	32,300	1,228,046
Rockwell Collins, Inc.	16,100	777,952
United Technologies Corp.	53,600	2,778,624
		16,858,403
Air Transportation — 0.0%
Southwest Airlines Co.	21,000	311,850
Apparel, Textiles & Shoes — 0.5%
Coach, Inc.(a)	21,200	664,832
The Gap, Inc.	42,800	746,004
Jones Apparel Group, Inc.	8,200	233,700
Limited Brands	21,500	439,245
Liz Claiborne, Inc.(b)	8,400	330,288
Nike, Inc. Cl. B	11,000	898,480
Nordstrom, Inc.	17,800	610,896
Reebok International Ltd.	2,900	164,053
VF Corp.	6,800	394,196
		4,481,694
Automotive & Parts — 0.4%
AutoNation, Inc.(a)	45,000	898,650
Ford Motor Co.	85,700	845,002
General Motors Corp.	16,700	511,187
Genuine Parts Co.	9,900	424,710
The Goodyear Tire & Rubber Co.(a)(b)	14,400	224,496
Harley-Davidson, Inc.	14,900	721,756
		3,625,801
Banking, Savings & Loans — 5.3%
AmSouth Bancorporation	24,500	618,870
Bank of America Corp.	207,500	8,735,750
Bank of New York Co., Inc.	37,100	1,091,111

1

BB&T Corp.	24,700	$964,535
Capital One Financial Corp.	13,100	1,041,712
Comerica, Inc.	8,800	518,320
Compass Bancshares, Inc.	5,500	252,065
Fannie Mae	48,100	2,155,842
Fifth Third Bancorp	25,200	925,596
First Horizon National Corp.	5,600	203,560
Freddie Mac	35,600	2,009,976
Golden West Financial Corp.(b)	12,700	754,253
JP Morgan Chase & Co.	184,216	6,250,449
KeyCorp	28,600	922,350
M&T Bank Corp.	4,800	507,408
Marshall and Ilsley Corp.	9,400	408,994
Mellon Financial Corp.	23,400	748,098
National City Corp.	38,600	1,290,784
North Fork Bancorporation, Inc.	14,250	363,375
Northern Trust Corp.	8,600	434,730
Providian Financial Corp.(a)	38,100	673,608
Regions Financial Corp.	22,823	710,252
SLM Corp.(b)	21,600	1,158,624
Sovereign Bancorp, Inc.	17,900	394,516
State Street Corp.	17,300	846,316
SunTrust Banks, Inc.	15,800	1,097,310
Synovus Financial Corp.	14,800	410,256
U.S. Bancorp	89,800	2,521,584
Wachovia Corp.	81,333	3,870,638
Washington Mutual, Inc.(b)	81,850	3,210,157
Wells Fargo & Co.	87,000	5,095,590
Zions Bancorp	4,400	313,324
		50,499,953
Beverages — 1.3%
Anheuser-Busch Companies, Inc.	5,400	232,416
Brown-Forman Corp. Cl. B	3,500	208,390
The Coca-Cola Co.	119,500	5,161,205
Coca-Cola Enterprises, Inc.	13,300	259,350
Constellation Brands, Inc. Cl. A(a)	8,000	208,000
Molson Coors Brewing Co. Cl. B	4,000	256,040
The Pepsi Bottling Group, Inc.	14,100	402,555
PepsiCo, Inc.	94,400	5,353,424
		12,081,380
Broadcasting, Publishing & Printing — 1.6%
Clear Channel Communications, Inc.	24,900	818,961
Comcast Corp. Cl. A(a)	115,500	3,393,390
Dow Jones & Co., Inc.(b)	3,100	118,389
Gannett Co., Inc.	13,000	894,790
Knight Ridder, Inc.(b)	3,700	217,116
The McGraw-Hill Companies, Inc.	29,100	1,397,964
Meredith Corp.	2,000	99,780
New York Times Co. Cl. A(b)	100	2,975

2

Time Warner, Inc.	245,400	$4,444,194
Tribune Co.	17,000	576,130
Viacom, Inc. Cl. B	84,400	2,786,044
		14,749,733
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	4,800	132,912
Masco Corp.	22,700	696,436
Vulcan Materials Co.(b)	9,400	697,574
		1,526,922
Chemicals — 0.8%
Air Products & Chemicals, Inc.	7,300	402,522
Dow Chemical Co.	51,300	2,137,671
Du Pont (E.I.) de Nemours & Co.	53,200	2,083,844
Eastman Chemical Co.	7,200	338,184
Engelhard Corp.	6,400	178,624
International Flavors & Fragrances, Inc.	5,300	188,892
Monsanto Co.	14,400	903,600
PPG Industries, Inc.	9,200	544,548
Praxair, Inc.	17,300	829,189
Rohm & Haas Co.	8,700	357,831
		7,964,905
Commercial Services — 0.8%
Block (H&R), Inc.(b)	20,300	486,794
Cendant Corp.	55,100	1,137,264
Cintas Corp.	6,000	246,300
Donnelley (R.R.) & Sons Co.	9,100	337,337
eBay, Inc.(a)	27,700	1,141,240
Equifax, Inc.	16,600	580,004
Moody’s Corp.(b)	18,800	960,304
Paychex, Inc.	17,500	648,900
PerkinElmer, Inc.	17,300	352,401
Quest Diagnostics, Inc.	6,200	313,348
Robert Half International, Inc.	6,100	217,099
Ryder System, Inc.	2,900	99,238
Waste Management, Inc.	29,700	849,717
		7,369,946
Communications — 0.9%
Citizens Communications Co.	18,800	254,740
L-3 Communications Holdings, Inc.(b)	7,300	577,211
Network Appliance, Inc.(a)(b)	19,900	472,426
Qualcomm, Inc.	43,100	1,928,725
SBC Communications, Inc.(b)	179,800	4,309,806
Scientific-Atlanta, Inc.	18,300	686,433
Tellabs, Inc.(a)	1,000	10,520
		8,239,861
Communications Equipment — 0.4%
Motorola, Inc.	169,500	3,744,255

3

Computer Integrated Systems Design — 0.2%
Autodesk, Inc.	20,300	$942,732
Computer Sciences Corp.(a)	9,300	439,983
Parametric Technology Corp.(a)	13,942	97,176
Sun Microsystems, Inc.(a)	103,000	403,760
		1,883,651
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	4,000	158,400
Computers & Information — 2.5%
Apple Computer, Inc.(a)	67,000	3,591,870
Cisco Systems, Inc.(a)	334,600	5,999,378
Comverse Technology, Inc.(a)	10,400	273,208
Dell, Inc.(a)	127,100	4,346,820
EMC Corp.(a)	134,400	1,739,136
International Business Machines Corp.	84,400	6,770,568
International Game Technology	10,600	286,200
Jabil Circuit, Inc.(a)	10,100	312,292
Lexmark International, Inc.(a)	6,200	378,510
Solectron Corp.(a)	52,800	206,448
		23,904,430
Computers & Office Equipment — 1.0%
Electronic Data Systems Corp.(b)	27,100	608,124
Hewlett-Packard Co.	251,800	7,352,560
Pitney Bowes, Inc.	13,500	563,490
Xerox Corp.(a)	50,100	683,865
		9,208,039
Containers — 0.1%
Sealed Air Corp.(a)	4,500	213,570
Temple-Inland, Inc.	6,600	269,610
		483,180
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	29,400	1,552,026
The Gillette Co.	12,300	715,860
Kimberly-Clark Corp.	27,000	1,607,310
The Procter & Gamble Co.(b)	93,400	5,553,564
		9,428,760
Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A(a)	6,600	360,360
Automatic Data Processing, Inc.	29,800	1,282,592
First Data Corp.	40,700	1,628,000
Fiserv, Inc.(a)	17,200	788,964
IMS Health, Inc.	5,600	140,952
NCR Corp.(a)	22,000	702,020
		4,902,888

4

Electric Utilities — 2.2%
AES Corp.(a)	29,800	$489,614
Allegheny Energy, Inc.(a)(b)	6,300	193,536
Ameren Corp.	16,300	871,887
American Electric Power Co.	23,900	948,830
CenterPoint Energy, Inc.(b)	24,600	365,802
Cinergy Corp.	9,000	399,690
CMS Energy Corp.(a)(b)	4,600	75,670
Consolidated Edison, Inc.(b)	18,400	893,320
Constellation Energy Group, Inc.	6,900	425,040
Dominion Resources, Inc.	15,500	1,335,170
DTE Energy Co.(b)	12,100	554,906
Duke Energy Corp.(b)	75,200	2,193,584
Edison International	12,100	572,088
Entergy Corp.	8,100	601,992
Exelon Corp.	42,000	2,244,480
FirstEnergy Corp.	20,700	1,078,884
FPL Group, Inc.(b)	17,900	852,040
NiSource, Inc.	12,400	300,700
PG&E Corp.	29,500	1,157,875
Pinnacle West Capital Corp.	7,400	326,192
PPL Corp.	30,400	982,832
Progress Energy, Inc.(b)	9,600	429,600
Public Service Enterprise Group, Inc.	8,900	572,804
Southern Co.	34,000	1,215,840
Teco Energy, Inc.(b)	4,700	84,694
TXU Corp.	15,000	1,693,200
		20,860,270
Electrical Equipment & Electronics — 4.3%
Advanced Micro Devices, Inc.(a)	22,000	554,400
American Power Conversion Corp.	5,800	150,220
Analog Devices, Inc.	11,200	415,968
Broadcom Corp. Cl. A(a)	21,500	1,008,565
Emerson Electric Co.	24,000	1,723,200
Freescale Semiconductor, Inc. Cl. B(a)	21,918	516,826
General Electric Co.	555,300	18,696,951
Intel Corp.	401,000	9,884,650
Johnson Controls, Inc.	5,900	366,095
Kla-Tencor Corp.(b)	10,700	521,732
LSI Logic Corp.(a)(b)	67,500	664,875
Maxim Integrated Products, Inc.	9,900	422,235
National Semiconductor Corp.	21,000	552,300
Novellus Systems, Inc.	4,800	120,384
Nvidia Corp.(a)	9,700	332,516
Rockwell Automation, Inc.	9,600	507,840
Texas Instruments, Inc.	131,400	4,454,460
		40,893,217

5

Energy — 7.0%
Amerada Hess Corp.	6,800	$935,000
Anadarko Petroleum Corp.	11,700	1,120,275
Apache Corp.	16,300	1,226,086
Ashland, Inc.	2,800	154,672
BJ Services Co.	18,200	655,018
Burlington Resources, Inc.	26,100	2,122,452
Chevron Corp.	112,969	7,312,483
ConocoPhillips	115,900	8,102,569
Devon Energy Corp.	40,900	2,807,376
El Paso Corp.	36,300	504,570
EOG Resources, Inc.	11,900	891,310
Exxon Mobil Corp.	317,100	20,148,534
Halliburton Co.	27,900	1,911,708
Kerr-McGee Corp.	4,875	473,411
KeySpan Corp.(b)	6,500	239,070
Kinder Morgan, Inc.(b)	6,200	596,192
Marathon Oil Corp.	31,800	2,191,974
Murphy Oil Corp.	3,500	174,545
Nabors Industries Ltd.(a)	8,400	603,372
National Oilwell Varco, Inc.(a)	9,000	592,200
Nicor, Inc.	7,800	327,834
Noble Corp.	7,700	527,142
Occidental Petroleum Corp.	27,200	2,323,696
Peoples Energy Corp.	1,800	70,884
Rowan Companies, Inc.	5,900	209,391
Schlumberger Ltd.(b)	30,900	2,607,342
Sempra Energy	15,700	738,842
Sunoco, Inc.	9,300	727,260
Transocean, Inc.(a)	23,100	1,416,261
Valero Energy Corp.	17,200	1,944,632
Weatherford International Ltd.(a)	7,600	521,816
The Williams Companies, Inc.	32,200	806,610
Xcel Energy, Inc.(b)	30,200	592,222
XTO Energy, Inc.	10,600	480,392
		66,057,141
Entertainment & Leisure — 0.6%
Harrah’s Entertainment, Inc.	11,200	730,128
News Corp., Inc. Cl. A	129,500	2,018,905
The Walt Disney Co.	106,900	2,579,497
		5,328,530
Financial Services — 4.2%
American Express Co.	57,400	3,297,056
Archstone-Smith Trust	12,600	502,362
Bear Stearns Companies, Inc.	11,200	1,229,200
CIT Group, Inc.(b)	9,400	424,692
Citigroup, Inc.	272,400	12,399,648
Countrywide Financial Corp.	30,300	999,294

6

E*TRADE Financial Corp.(a)	19,000	$334,400
Federated Investors, Inc. Cl. B	4,300	142,889
Franklin Resources, Inc.	7,900	663,284
The Goldman Sachs Group, Inc.	35,000	4,255,300
Huntington Bancshares, Inc.(b)	6,300	141,561
Janus Capital Group, Inc.	12,500	180,625
Lehman Brothers Holdings, Inc.(b)	23,900	2,783,872
MBNA Corp.	62,100	1,530,144
Merrill Lynch & Co., Inc.	65,600	4,024,560
Morgan Stanley	56,500	3,047,610
PNC Financial Services Group, Inc.	12,700	736,854
Price (T. Rowe) Group, Inc.	6,800	444,040
ProLogis Trust REIT	9,700	429,807
Public Storage, Inc.	4,000	268,000
The Charles Schwab Corp.	55,800	805,194
Simon Property Group, Inc. REIT	11,500	852,380
Vornado Realty Trust REIT	4,900	424,438
		39,917,210
Food Retailers — 0.1%
Starbucks Corp.(a)	12,200	611,220
Foods — 1.1%
Archer-Daniels-Midland Co.	54,600	1,346,436
Campbell Soup Co.	11,100	330,225
ConAgra Foods, Inc.	29,200	722,700
General Mills, Inc.	20,800	1,002,560
Heinz (H. J.) Co.	19,800	723,492
The Hershey Co.	10,700	602,517
Kellogg Co.	16,300	751,919
The Kroger Co.(a)	45,200	930,668
McCormick & Co., Inc.	5,000	163,150
Safeway, Inc.(b)	30,200	773,120
Sara Lee Corp.	44,300	839,485
SuperValu, Inc.	8,500	264,520
Sysco Corp.	20,300	636,811
Tyson Foods, Inc. Cl. A	21,400	386,270
Wrigley (Wm.) Jr. Co.	5,700	409,716
		9,883,589
Forest Products & Paper — 0.2%
Georgia-Pacific Corp.	13,900	473,434
MeadWestvaco Corp.	10,000	276,200
Plum Creek Timber Co., Inc.	9,400	356,354
Weyerhaeuser Co.	16,500	1,134,375
		2,240,363
Healthcare — 0.9%
Caremark Rx, Inc.(a)	19,000	948,670
Coventry Health Care, Inc.(a)	4,400	378,488
Express Scripts, Inc.(a)(b)	12,400	771,280
HCA, Inc.	33,700	1,614,904

7

Health Management Associates, Inc. Cl. A	7,100	$166,637
Humana, Inc.(a)	7,800	373,464
Laboratory Corp. of America Holdings(a)	5,700	277,647
Manor Care, Inc.	4,100	157,481
Tenet Healthcare Corp.(a)	22,500	252,675
UnitedHealth Group, Inc.	61,000	3,428,200
		8,369,446
Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.	6,800	439,144
D.R. Horton, Inc.	12,200	441,884
KB Home(b)	5,200	380,640
Maytag Corp.	19,500	356,070
Pulte Homes, Inc.(b)	11,400	489,288
Whirlpool Corp.	5,200	394,004
		2,501,030
Household Products — 0.4%
Black & Decker Corp.(b)	6,300	517,167
The Clorox Co.	8,700	483,198
Corning, Inc.(a)	76,700	1,482,611
Fortune Brands, Inc.	7,600	618,108
Newell Rubbermaid, Inc.	14,500	328,425
Sherwin-Williams Co.	5,500	242,385
Snap-On, Inc.	3,000	108,360
The Stanley Works	5,100	238,068
		4,018,322
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	4,100	257,972
Industrial - Diversified — 1.0%
3M Co.	40,200	2,949,072
Cooper Industries Ltd. Cl. A	4,800	331,872
Danaher Corp.(b)	15,700	845,131
Eaton Corp.	8,400	533,820
Illinois Tool Works, Inc.	15,300	1,259,649
ITT Industries, Inc.	5,000	568,000
Textron, Inc.	4,200	301,224
Tyco International Ltd.(b)	105,731	2,944,608
		9,733,376
Insurance — 3.7%
ACE Ltd.	16,300	767,241
Aetna, Inc.	13,900	1,197,346
AFLAC, Inc.	26,200	1,186,860
Allstate Corp.	35,000	1,935,150
Ambac Financial Group, Inc.	3,400	245,004
American International Group, Inc.	78,000	4,832,880
Aon Corp.	18,900	606,312
Chubb Corp.	14,000	1,253,700
Cigna Corp.	10,900	1,284,674
Cincinnati Financial Corp.	9,200	385,388

8

The Hartford Financial Services Group, Inc.	26,900	$2,075,873
Jefferson-Pilot Corp.	7,600	388,892
Lincoln National Corp.	15,600	811,512
Loews Corp.	14,000	1,293,740
Marsh & McLennan Companies, Inc.	16,300	495,357
MBIA, Inc.(b)	7,300	442,526
Metlife, Inc.	66,800	3,328,644
MGIC Investment Corp.(b)	11,000	706,200
Principal Financial Group, Inc.	20,900	990,033
Progressive Corp.	11,400	1,194,378
Prudential Financial, Inc.	37,100	2,506,476
Safeco Corp.	6,900	368,322
St. Paul Travelers Companies	48,035	2,155,331
Torchmark Corp.	5,800	306,414
UnumProvident Corp.(b)	34,100	699,050
WellPoint, Inc.(a)	40,900	3,101,038
XL Capital Ltd. Cl. A	7,300	496,619
		35,054,960
Lodging — 0.3%
Hilton Hotels Corp.	34,200	763,344
Marriott International, Inc. Cl. A	12,400	781,200
Starwood Hotels & Resorts Worldwide, Inc.	13,300	760,361
		2,304,905
Machinery & Components — 0.5%
Baker Hughes, Inc.	18,700	1,116,016
Caterpillar, Inc.	20,300	1,192,625
Cummins, Inc.	2,500	219,975
Dover Corp.	11,400	465,006
Ingersoll-Rand Co. Cl. A	23,800	909,874
Parker-Hannifin Corp.	8,500	546,635
		4,450,131
Manufacturing — 0.2%
American Standard Companies, Inc.	9,900	460,845
Applied Materials, Inc.	86,000	1,458,560
Avery Dennison Corp.	3,400	178,126
Millipore Corp.(a)	2,700	169,803
		2,267,334
Medical Supplies — 1.2%
Agilent Technologies, Inc.(a)	32,900	1,077,475
Allergan, Inc.	6,900	632,178
Applera Corp. - Applied Biosystems Group	11,100	257,964
Bard (C.R.), Inc.	5,500	363,165
Bausch & Lomb, Inc.	3,300	266,244
Baxter International, Inc.	32,500	1,295,775
Becton, Dickinson & Co.	15,200	796,936
Boston Scientific Corp.(a)	20,700	483,759
Fisher Scientific International, Inc.(a)	6,200	384,710
Guidant Corp.	17,000	1,171,130

Medtronic, Inc.	40,400	$2,166,248
St. Jude Medical, Inc.(a)	18,900	884,520
Stryker Corp.	10,900	538,787
Thermo Electron Corp.(a)	8,800	271,920
Waters Corp.(a)	6,100	253,760
Zimmer Holdings, Inc.(a)	12,900	888,681
		11,733,252
Metals & Mining — 0.3%
Allegheny Technologies, Inc.	5,600	173,488
Freeport-McMoRan Copper & Gold, Inc. Cl. B	12,200	592,798
Newmont Mining Corp.	4,300	202,831
Nucor Corp.	10,000	589,900
Phelps Dodge Corp.	8,800	1,143,384
United States Steel Corp.	7,700	326,095
		3,028,496
Pharmaceuticals — 5.0%
Abbott Laboratories	51,900	2,200,560
AmerisourceBergen Corp.(b)	9,600	742,080
Amgen, Inc.(a)	64,800	5,162,616
Biogen Idec, Inc.(a)	18,000	710,640
Bristol-Myers Squibb Co.	102,400	2,463,744
Cardinal Health, Inc.	21,400	1,357,616
Eli Lilly & Co.	12,400	663,648
Forest Laboratories, Inc.(a)	17,800	693,666
Genzyme Corp.(a)	13,200	945,648
Gilead Sciences, Inc.(a)	23,600	1,150,736
Hospira, Inc.(a)	16,890	691,983
Johnson & Johnson	155,600	9,846,368
King Pharmaceuticals, Inc.(a)	16,600	255,308
McKesson Corp.	21,000	996,450
Medco Health Solutions, Inc.(a)	19,800	1,085,634
Merck & Co., Inc.	115,400	3,140,034
Pfizer, Inc.	389,300	9,720,821
Schering-Plough Corp.(b)	77,300	1,627,165
Watson Pharmaceutical, Inc.(a)	21,200	776,132
Wyeth	70,100	3,243,527
		47,474,376
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.	15,000	364,950
Prepackaged Software — 2.2%
Adobe Systems, Inc.	24,600	734,310
BMC Software, Inc.(a)	33,600	708,960
Citrix Systems, Inc.(a)	28,100	706,434
Computer Associates International, Inc.(b)	33,400	928,854
Compuware Corp.(a)	73,500	698,250
Intuit, Inc.(a)	10,100	452,581
Microsoft Corp.	486,400	12,515,072
Novell, Inc.(a)	19,900	148,255
Oracle Corp.(a)(b)	193,900	2,402,421

Siebel Systems, Inc.	27,000	$278,910
Symantec Corp.(a)	62,397	1,413,916
		20,987,963
Real Estate — 0.1%
Equity Office Properties Trust	200	6,542
Equity Residential REIT	15,000	567,750
		574,292
Restaurants — 0.4%
Darden Restaurants, Inc.	9,100	276,367
McDonald’s Corp.	66,400	2,223,736
Yum! Brands, Inc.	17,800	861,698
		3,361,801
Retail — 2.4%
AutoZone, Inc.(a)	3,800	316,350
Bed Bath & Beyond, Inc.(a)	18,200	731,276
Best Buy Co., Inc.	25,050	1,090,427
Circuit City Stores, Inc.	11,800	202,488
Costco Wholesale Corp.	29,500	1,271,155
Dillards, Inc. Cl. A	5,100	106,488
Dollar General Corp.	17,000	311,780
Federated Department Stores, Inc.	22,051	1,474,550
The Home Depot, Inc.	132,900	5,068,806
J.C. Penney Co., Inc.	16,300	772,946
Lowe’s Companies, Inc.	47,900	3,084,760
Office Depot, Inc.(a)	22,600	671,220
Sears Holdings Corp.(a)	2,400	298,608
Staples, Inc.	45,650	973,258
Target Corp.	54,700	2,840,571
Tiffany & Co.	8,800	349,976
TJX Companies, Inc.	17,300	354,304
Wal-Mart Stores, Inc.	62,900	2,756,278
		22,675,241
Retail - Grocery — 0.0%
Albertson’s, Inc.	13,600	348,840
Telephone Utilities — 1.2%
Alltel Corp.	12,800	833,408
AT&T Corp.	76,700	1,518,660
BellSouth Corp.	99,600	2,619,480
CenturyTel, Inc.	14,300	500,214
Qwest Communications International, Inc.(a)(b)	114,100	467,810
Sprint Nextel Corp.	161,465	3,839,638
Verizon Communications, Inc.	57,468	1,878,629
		11,657,839

Tobacco — 1.0%
Altria Group, Inc.	116,700	$8,601,957
Reynolds American, Inc.(b)	6,700	556,234
UST, Inc.(b)	9,400	393,484
		9,551,675
Toys, Games — 0.1%
Hasbro, Inc.	46,400	911,760
Mattel, Inc.	21,500	358,620
		1,270,380
Transportation — 1.0%
Burlington Northern Santa Fe Corp.	19,800	1,184,040
Carnival Corp.	21,900	1,094,562
CSX Corp.	11,400	529,872
FedEx Corp.	9,300	810,309
Norfolk Southern Corp.	21,200	859,872
Union Pacific Corp.	16,100	1,154,370
United Parcel Service, Inc. Cl. B	58,300	4,030,279
		9,663,304
Travel — 0.0%
Sabre Holdings Corp.	4,300	87,204
TOTAL COMMON STOCK (Cost $441,314,861)		579,846,232
TOTAL EQUITIES (Cost $441,314,861)		579,846,232
RIGHTS — 0.0%
Computers & Information
Seagate Technology(a)(c)	21,700	0
TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 27.5%
ASSET BACKED SECURITIES — 0.7%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$2,104,013	$2,043,453
Oak Hill Credit Partners, Series 1A, Class A2 3.450%	09/12/2013	1,500,000	1,507,500
Travelers Funding Limited, Series 1A, Class A1(d) 6.300%	02/18/2014	2,208,434	2,241,781
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	903,392	897,150
TOTAL ASSET BACKED SECURITIES (Cost $6,653,426)			6,689,884

CORPORATE DEBT — 12.9%
Ahold Finance USA, Inc. 6.875%	05/01/2029	$640,000	$601,600
Allegheny Energy Supply Co. LLC(d) 8.250%	04/15/2012	275,000	309,375
Allied Waste North America, Inc. 8.875%	04/01/2008	140,000	145,950
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	300,000	279,750
American General Finance Corp. 5.875%	07/14/2006	775,000	783,799
American Greetings Corp. 6.100%	08/01/2028	1,445,000	1,475,706
American Honda Finance Corp.(d) 3.850%	11/06/2008	700,000	684,439
American Standard, Inc. 7.625%	02/15/2010	700,000	767,984
Ametek, Inc. 7.200%	07/15/2008	1,040,000	1,094,848
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	725,000	731,093
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	775,000	890,384
Aramark Services, Inc. 7.100%	12/01/2006	15,000	15,328
Archer-Daniels-Midland Co. 5.375%	09/15/2035	300,000	290,672
Australian Gas Light Co. Limited(d) 6.400%	04/15/2008	710,000	736,949
Avnet, Inc. 8.000%	11/15/2006	105,000	109,725
Bank of America Corp. 4.250%	10/01/2010	800,000	781,706
Bausch & Lomb, Inc. 7.125%	08/01/2028	665,000	716,495
Belo Corp. 8.000%	11/01/2008	400,000	429,358
Boardwalk Pipelines LLC 5.500%	02/01/2017	275,000	277,516
Bombardier Capital, Inc.(d) 6.125%	06/29/2006	210,000	210,262
Bombardier Capital, Inc.(b)(d) 6.750%	05/01/2012	245,000	228,463
Briggs & Stratton Corp. 8.875%	03/15/2011	905,000	1,036,225
Buckeye Partners LP 4.625%	07/15/2013	350,000	335,086
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	595,000	683,688

Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	$1,120,000	$1,168,836
Cabot Corp.(d) 5.250%	09/01/2013	275,000	271,760
Caterpillar Financial Services Corp., Series F, Note, MTN 4.500%	09/01/2008	600,000	597,573
Centerpoint Energy, Inc., Series B 5.875%	06/01/2008	1,085,000	1,107,469
Certegy, Inc. 4.750%	09/15/2008	220,000	220,520
Champion International Corp. 6.400%	02/15/2026	1,000,000	1,012,527
Chemed Corp. 8.750%	02/24/2011	485,000	523,800
Chesapeake Energy Corp.(d) 6.500%	08/15/2017	300,000	305,250
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	615,000	620,145
CIT Group, Inc. 7.375%	04/02/2007	900,000	935,866
Clear Channel Communications, Inc. 6.000%	11/01/2006	200,000	202,874
Colonial Pipeline Co.(d) 7.630%	04/15/2032	750,000	980,618
Comcast Cable Communications, Inc.(b) 8.375%	05/01/2007	2,500,000	2,637,730
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	200,000	212,537
Constellation Brands, Inc. 8.000%	02/15/2008	210,000	220,500
Countrywide Home Loans, Inc. 3.250%	05/21/2008	920,000	885,576
Cox Communications, Inc. 4.625%	01/15/2010	1,150,000	1,124,414
Cox Communications, Inc. 6.750%	03/15/2011	700,000	747,155
CSX Corp. 7.250%	05/01/2027	800,000	939,492
Cytec Industries, Inc. 5.500%	10/01/2010	335,000	334,497
D.R. Horton, Inc. 4.875%	01/15/2010	80,000	77,832
DaimlerChrysler North American Holding Corp. 4.050%	06/04/2008	2,000,000	1,953,110
DaimlerChrysler North American Holding Corp. 4.125%	03/07/2007	525,000	519,510
Delhaize America, Inc. 9.000%	04/15/2031	325,000	375,161
Dominion Resources Inc. 5.150%	07/15/2015	770,000	753,858

Donnelley (R.R.) & Sons Co.(d) 4.950%	05/15/2010	$400,000	$398,029
Dow Jones & Co., Inc. 3.875%	02/15/2008	800,000	787,610
Duke Energy Field Services Corp. 7.875%	08/16/2010	1,800,000	2,023,805
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	310,000	317,554
Elwood Energy LLC 8.159%	07/05/2026	216,758	240,601
Emerald Investment Grade CBO Limited(d) 4.020%	05/24/2011	2,433,323	2,443,056
Entergy Gulf States, Inc. 5.250%	08/01/2015	995,000	941,900
Enterprise Products Operating LP 7.500%	02/01/2011	600,000	656,285
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	45,000	44,100
ERAC USA Finance Co.(d) 6.700%	06/01/2034	670,000	718,332
ERAC USA Finance Co.(d) 6.750%	05/15/2007	1,000,000	1,026,584
First Industrial LP 7.600%	05/15/2007	700,000	727,032
FirstEnergy Corp., Series A 5.500%	11/15/2006	625,000	630,284
Ford Motor Co. 6.375%	02/01/2029	720,000	516,600
Ford Motor Co. 6.625%	02/15/2028	25,000	18,000
Fort James Corp. 6.875%	09/15/2007	200,000	206,000
Foster’s Finance Corp.(d) 6.875%	06/15/2011	835,000	909,596
Franklin Resources, Inc. 3.700%	04/15/2008	800,000	781,409
General Mills, Inc. 2.625%	10/24/2006	1,815,000	1,772,763
General Mills, Inc. 8.900%	06/15/2006	2,250,000	2,311,529
General Motors Acceptance Corp. 6.150%	04/05/2007	865,000	858,410
General Motors Corp.(b) 8.375%	07/15/2033	625,000	487,500
Georgia Gulf Corp. 7.625%	11/15/2005	230,000	230,287
Glencore Funding LLC(d) 6.000%	04/15/2014	500,000	473,657
The Goldman Sachs Group, Inc. 5.150%	01/15/2014	775,000	776,035

Goodrich (B.F.) Co. 7.500%	04/15/2008	$1,800,000	$1,902,730
Gulf South Pipeline Co., LP(d) 5.050%	02/01/2015	150,000	147,474
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	385,000	388,637
HCA, Inc. 6.950%	05/01/2012	450,000	462,886
Hilton Hotels Corp.(b) 7.200%	12/15/2009	410,000	442,905
Homer City Funding LLC 8.734%	10/01/2026	164,027	195,192
Hornbeck Offshore Services, Inc.(d) 6.125%	12/01/2014	315,000	312,638
Household Finance Corp. 4.125%	12/15/2008	875,000	859,109
Household Finance Corp. 6.375%	10/15/2011	750,000	802,234
ICI Wilmington, Inc. 7.050%	09/15/2007	735,000	763,526
Ipalco Enterprises, Inc. 8.375%	11/14/2008	975,000	1,033,500
iStar Financial, Inc. REIT 7.000%	03/15/2008	250,000	260,805
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	165,000	163,420
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	310,000	310,290
J.C. Penney Co., Inc. 7.950%	04/01/2017	115,000	133,400
JP Morgan Chase & Co. 3.125%	12/11/2006	1,000,000	981,969
Kansas Gas & Electric Co.(d) 5.647%	03/29/2021	310,000	306,788
Kellwood Co. 7.625%	10/15/2017	130,000	118,101
Kellwood Co. 7.875%	07/15/2009	165,000	164,551
Kennametal, Inc. 7.200%	06/15/2012	920,000	1,006,054
Kern River Funding Corp.(d) 4.893%	04/30/2018	674,001	666,796
Kimco Realty Corp., Series MTNB 7.860%	11/01/2007	1,325,000	1,406,676
The Kroger Co. 6.750%	04/15/2012	1,000,000	1,073,896
Leucadia National Corp.(f) 7.750%	08/15/2013	1,150,000	1,219,000
Liberty Media Corp. 3.500%	09/25/2006	500,000	494,194

Lubrizol Corp. 4.625%	10/01/2009	$510,000	$501,352
Lubrizol Corp. 5.875%	12/01/2008	325,000	333,589
Marriott International, Inc., Series E 7.000%	01/15/2008	690,000	721,862
The May Department Stores Co. 3.950%	07/15/2007	365,000	359,874
Merrill Lynch & Co., Inc. 2.940%	01/30/2006	3,150,000	3,137,762
MGM Mirage 6.000%	10/01/2009	250,000	246,875
MGM Mirage 6.750%	09/01/2012	725,000	736,781
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,050,000	1,014,115
MidAmerican Funding LLC 6.750%	03/01/2011	145,000	156,811
Millipore Corp. 7.500%	04/01/2007	4,250,000	4,394,619
Mobil Corp. 8.625%	08/15/2021	1,050,000	1,475,606
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	750,000	833,359
Monongahela Power Co. 6.700%	06/15/2014	400,000	441,560
Navistar International Corp. 7.500%	06/15/2011	320,000	323,200
Nevada Power Co., Series L 5.875%	01/15/2015	450,000	443,545
Newell Rubbermaid, Inc. 4.000%	05/01/2010	320,000	304,166
Nexen, Inc. 5.875%	03/10/2035	325,000	318,565
Nisource Finance Corp. 3.200%	11/01/2006	480,000	472,302
Norfolk Southern Corp. 6.000%	04/30/2008	450,000	461,788
Northwestern Corp. 5.875%	11/01/2014	485,000	489,965
Oak Hill Securities Fund II(d) 8.920%	10/15/2006	500,000	515,750
OAO Gazprom(d) 9.625%	03/01/2013	290,000	359,962
Pacific Energy Partners, LP/Pacific Energy Finance Corp.(d) 6.250%	09/15/2015	100,000	100,250
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	365,000	378,688
Pacific Gas & Electric Co. 6.050%	03/01/2034	570,000	593,023

Packaging Corp. of America 5.750%	08/01/2013	$290,000	$280,554
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	400,000	427,256
Pilgrims Pride Corp. 9.625%	09/15/2011	110,000	118,250
Plains All American Pipeline Co. 5.625%	12/15/2013	520,000	527,275
Precision Castparts Corp. 5.600%	12/15/2013	1,125,000	1,145,604
The Premcor Refining Group, Inc. 6.750%	05/01/2014	230,000	244,950
PSEG Energy Holdings, Inc. 8.625%	02/15/2008	250,000	261,250
Qwest Corp. 8.875%	03/15/2012	300,000	327,750
Rogers Cable, Inc. 5.500%	03/15/2014	425,000	392,062
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	350,000	351,750
Ryder System, Inc. 6.600%	11/15/2005	3,500,000	3,505,400
Sealed Air Corp.(d) 6.875%	07/15/2033	180,000	190,528
Senior Housing Properties Trust REIT 8.625%	01/15/2012	100,000	111,250
Shaw Communications, Inc. 8.250%	04/11/2010	415,000	450,794
Simon Property Group LP 6.875%	11/15/2006	750,000	761,336
SLM Corp. 5.000%	10/01/2013	645,000	645,833
SLM Corp. 5.625%	08/01/2033	305,000	313,162
Smithfield Foods, Inc. 7.000%	08/01/2011	860,000	877,200
Sprint Capital Corp. 6.900%	05/01/2019	255,000	285,484
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	495,000	539,550
Steelcase, Inc. 6.375%	11/15/2006	1,150,000	1,155,825
SuperValu, Inc.(f) 7.875%	08/01/2009	2,000,000	2,172,884
Tampa Electric Co. 5.375%	08/15/2007	700,000	707,227
Telecom Italia Capital SA(d) 6.000%	09/30/2034	410,000	401,777
Tenaska Oklahoma(d) 6.528%	12/30/2014	572,520	567,539

Textron Financial Corp., Series E 2.690%	10/03/2006	$1,710,000	$1,681,104
Thomas & Betts Corp. 6.500%	01/15/2006	340,000	341,069
Thomas & Betts Corp., Series MTNB 6.390%	02/10/2009	200,000	207,395
Timken Co. 5.750%	02/15/2010	530,000	535,035
Timken Co., Series A 6.750%	08/21/2006	500,000	503,977
Toro Co. 7.800%	06/15/2027	1,300,000	1,516,772
TransAlta Corp. 5.750%	12/15/2013	1,000,000	1,022,973
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	1,020,000	1,208,197
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040%	01/31/2018	430,000	444,684
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144%	07/31/2033	525,000	592,326
TXU Corp., Series P 5.550%	11/15/2014	210,000	199,359
Tyco International Group SA 6.375%	02/15/2006	1,300,000	1,308,680
Union Pacific Corp. 6.400%	02/01/2006	750,000	754,395
US Airways, Inc. Class B(a)(e) 7.500%	04/15/2008	869,681	10,871
USA Interactive 7.000%	01/15/2013	900,000	948,828
Verizon Global Funding Corp. 7.750%	12/01/2030	525,000	639,596
Vulcan Materials Co. 6.000%	04/01/2009	1,250,000	1,307,432
Walt Disney Co. 6.750%	03/30/2006	650,000	657,303
Washington Mutual, Inc. 2.400%	11/03/2005	1,600,000	1,597,811
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	770,000	867,182
WellPoint Health Networks, Inc. 6.375%	06/15/2006	635,000	643,089
Wells Fargo & Co. 4.125%	03/10/2008	470,000	465,694
XTO Energy, Inc. 4.900%	02/01/2014	850,000	834,013
TOTAL CORPORATE DEBT (Cost $121,643,897)			122,424,384

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	$1,436,666	$1,395,313
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	454,417	529,396
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	204,269	209,007
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.684%	09/25/2033	543,477	538,403
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.191%	02/25/2034	480,584	476,454
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960%	11/11/2030	324,324	325,976
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	381,647	380,488
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	814,429	791,027
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 5.102%	08/25/2034	865,237	862,951
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.686%	08/25/2034	1,482,325	1,484,098
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	2,423,928	2,354,319
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	626,414	633,853
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.290%	07/25/2033	438,330	436,554
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.117%	02/25/2034	257,044	255,441
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.269%	02/25/2034	107,125	108,034
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920%	02/03/2014	3,000,000	3,183,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.002%	03/25/2034	935,770	934,270
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	306,308	307,962

1

Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	$1,737,441	$1,716,592
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	763,964	812,400
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	935,296	949,525
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	371,470	378,472
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	2,819,237	2,738,075
Washington Mutual, Inc., Series 2004-AR2, Class A 4.265%	04/25/2044	1,499,822	1,497,460
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.242%	09/25/2034	1,536,438	1,505,653
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.110%	06/25/2035	1,621,307	1,595,516
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,483,052)			26,400,499
SOVEREIGN DEBT OBLIGATIONS — 0.1%
United Mexican States 8.375%	01/14/2011	685,000	787,750
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $758,214)			787,750
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.4%
Collateralized Mortgage Obligations — 0.1%
FHLMC, Series W067, Class A 6.420%	12/01/2005	789,694	790,774
Pass-Through Securities — 0.3%
FHLMC 6.000%	09/01/2016 - 2/01/2018	696,683	716,141
FHLMC 6.500%	08/01/2016 - 09/01/2016	641,591	663,646
FHLMC 7.500%	02/01/2030 - 02/01/2031	950,850	1,011,466
FHLMC 8.000%	08/01/2026 - 03/01/2028	290,991	313,498
FHLMC 9.000%	03/01/2017	31,590	33,510
Total Pass-Through Securities			2,738,261
Total Federal Home Loan Mortgage Corporation (FHLMC)			3,529,035

2

Federal National Mortgage Association (FNMA) — 4.6%
Pass-Through Securities
FNMA 4.500%	04/01/2020 - 07/01/2020	$9,521,260	$9,324,511
FNMA 5.500%	11/01/2033 - 09/01/2035	5,814,015	5,821,123
FNMA 6.000%	05/01/2016 - 06/01/2016	325,168	334,605
FNMA 7.000%	01/01/2031 - 05/01/2031	1,222,373	1,281,217
FNMA 7.500%	09/01/2029 - 05/01/2030	415,559	440,706
FNMA 8.000%	02/01/2030 - 09/01/2031	316,996	340,720
FNMA TBA(g) 5.000%	10/01/2034	14,750,000	14,434,259
FNMA TBA(g) 5.500%	10/01/2020 - 10/01/2034	9,440,000	9,532,519
FNMA, Series 347, PO 0.000%	01/01/2034	2,290,821	1,740,245
Total Pass-Through Securities			43,249,905
Government National Mortgage Association (GNMA) — 0.9%
Pass-Through Securities
GNMA 5.000%	02/15/2034	1,720,689	1,707,381
GNMA 6.000%	01/15/2032 - 08/15/2032	2,291,001	2,353,995
GNMA 6.500%	10/15/2028 - 03/15/2029	2,072,536	2,165,153
GNMA 7.000%	04/15/2023 - 08/15/2032	446,189	472,423
GNMA 7.250%	06/20/2021 - 05/20/2022	1,194,967	1,266,257
GNMA 7.500%	09/15/2016 - 10/15/2017	337,100	358,287
GNMA 8.000%	08/15/2006 - 05/15/2008	287,051	293,822
GNMA 9.000%	08/15/2008 - 09/15/2009	116,629	121,899
Total Pass-Through Securities			8,739,217
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV 4.687%	01/15/2022	360,230	365,094
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,909,837)			55,883,251

3

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds — 2.4%
U.S. Treasury Bond(h) 6.125%	08/15/2029	$5,950,000	$7,246,914
U.S. Treasury Bond(f) 8.750%	05/15/2017	9,515,000	13,185,708
U.S. Treasury Inflation Index 1.625%	01/15/2015	2,787,730	2,755,932
			23,188,554
U.S. Treasury Notes — 2.7%
U.S. Treasury Note 3.375%	10/15/2009	2,465,000	2,389,317
U.S. Treasury Note 4.000%	02/15/2014	1,810,000	1,768,709
U.S. Treasury Note(b) 4.000%	02/15/2015	18,675,000	18,176,026
U.S. Treasury Note(b) 5.000%	08/15/2011	2,190,000	2,275,889
U.S. Treasury Note 5.625%	05/15/2008	575,000	595,305
			25,205,246
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,862,051)			48,393,800
TOTAL BONDS & NOTES (Cost $257,310,477)			260,579,568

OPTIONS — 0.0%
Bank of America, Call Swaption, 4.64%, Expires 12/22/2005, Strike 4.64	3,000,000	25,418
Bank of America, Put Swaption, 4.64%, Expires 12/22/2005, Strike 4.64	3,000,000	54,690
TOTAL OPTIONS (Cost $81,450)		80,108
TOTAL LONG TERM INVESTMENTS (Cost $698,706,788)		840,505,908

SHORT-TERM INVESTMENTS — 20.4%
Cash Equivalents — 6.9%(i)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	1,452,461	1,452,461
American Beacon Money Market Fund		787,960	787,960
Bank of America 3.770%	10/18/2005	1,016,723	1,016,723
Bank of America 3.770%	11/28/2005	1,888,200	1,888,200
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	2,178,692	2,178,692
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	2,178,692	2,178,692

4

Barclays 3.695%	01/17/2006	$580,985	$580,985
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	2,547,617	2,547,617
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	435,738	435,738
BGI Institutional Money Market Fund		5,083,615	5,083,615
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	1,452,461	1,452,461
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	2,904,923	2,904,923
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	1,452,461	1,452,461
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	1,452,461	1,452,461
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	1,307,215	1,307,215
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	871,477	871,477
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,742,954	1,742,954
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	871,477	871,477
Freddie Mac Discount Note 3.671%	10/18/2005	1,137,407	1,137,407
Goldman Sachs Financial Square Prime Obligations Money Market Fund		1,389,089	1,389,089
Harris Trust & Savings Bank 3.795%	11/04/2005	1,100,408	1,100,408
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	1,452,461	1,452,461
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	1,452,461	1,452,461
Merrimac Cash Fund, Premium Class		232,394	232,394
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	2,904,923	2,904,923
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	2,904,923	2,904,923
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	1,452,461	1,452,461
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	1,452,461	1,452,461
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	1,452,461	1,452,461
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	1,452,461	1,452,461
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	2,178,692	2,178,692

5

Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	$2,024,356	$2,024,356
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	2,323,938	2,323,938
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	2,904,923	2,904,923
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,742,954	1,742,954
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	1,452,461	1,452,461
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	1,452,462	1,452,462
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	1,452,462	1,452,462
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	1,452,462	1,452,462
			65,574,732
Commercial Paper — 13.5%
Bemis Company, Inc. 3.580%	10/03/2005	3,000,000	2,999,403
Boston Scientific Corp.(d) 3.810%	10/20/2005	3,786,000	3,778,387
DaimlerChrysler North America Holding Corp. 3.780%	10/11/2005	1,735,000	1,733,178
DaimlerChrysler North America Holding Corp. 3.790%	10/11/2005	2,100,000	2,097,789
DaimlerChrysler North America Holding Corp. 3.790%	10/12/2005	2,860,000	2,856,688
DaimlerChrysler North America Holding Corp. 3.830%	10/18/2005	1,900,000	1,896,564
Deluxe Corp.(d) 3.820%	10/25/2005	7,658,000	7,638,498
Dominion Resources, Inc.(d) 3.750%	10/17/2005	2,700,000	2,695,500
Fortune Brands, Inc. 3.750%	10/05/2005	3,000,000	2,998,750
Fortune Brands, Inc. 3.800%	10/26/2005	2,660,000	2,652,981
Fortune Brands, Inc. 3.820%	10/19/2005	3,600,000	3,593,124
General Mills, Inc.(d) 3.830%	11/02/2005	3,373,000	3,361,517
ITT Industries, Inc.(d) 3.670%	10/04/2005	2,900,000	2,899,113
ITT Industries, Inc.(d) 3.700%	10/18/2005	4,000,000	3,993,011
John Deere Capital Corp.(d) 3.680%	10/07/2005	2,715,000	2,713,335
John Deere Capital Corp.(d) 3.690%	10/06/2005	3,425,000	3,423,245

6

John Deere Capital Corp.(d) 3.760%	10/20/2005	$4,000,000	$3,992,062
Kellogg Co.(d) 3.730%	10/24/2005	10,944,000	10,917,920
Motorola, Inc. 3.700%	10/17/2005	2,500,000	2,495,889
Motorola, Inc. 3.830%	11/01/2005	3,090,000	3,079,809
National Grid PLC(d) 3.680%	10/05/2005	3,895,000	3,893,408
National Grid PLC(d) 3.800%	10/28/2005	3,810,000	3,799,142
National Grid PLC(d) 3.820%	10/21/2005	5,210,000	5,198,943
Pearson Holdings, Inc.(d) 3.700%	10/17/2005	4,000,000	3,993,422
Pearson Holdings, Inc. 3.800%	10/14/2005	4,710,000	4,703,537
Sara Lee Corp.(d) 3.630%	10/04/2005	4,975,000	4,973,495
Sara Lee Corp.(d) 3.800%	11/04/2005	3,980,000	3,965,716
Textron Financial Corp. 3.810%	10/31/2005	2,115,000	2,108,285
Textron Financial Corp. 3.820%	10/13/2005	5,221,000	5,214,352
The Clorox Co. 3.700%	10/13/2005	2,329,000	2,326,128
The Clorox Co. 3.750%	10/14/2005	2,500,000	2,496,615
The Clorox Co. 3.770%	10/19/2005	3,000,000	2,994,345
VF Corp. 3.820%	11/01/2005	2,800,000	2,790,789
WellPoint, Inc.(d) 3.800%	10/03/2005	3,480,000	3,479,264
WellPoint, Inc.(d) 3.800%	10/17/2005	3,960,000	3,953,311
			127,707,515

7

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$193,282,247
TOTAL INVESTMENTS — 109.2% (Cost $891,989,035)(j)	$1,033,788,155
Other Assets/(Liabilities) — (9.2%)	(87,162,238)
NET ASSETS — 100.0%	$946,625,917

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $98,397,212 or 10.4% of net assets.

(e)	Security is currently in default.
(f)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis (Note 2).
(h)	This security is held as collateral for open futures contracts (Note 2).
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Equity Fund — Portfolio of Investments

September30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK
Advertising — 0.1%
Interpublic Group of Companies, Inc.(a)(b)	81,600	$949,824
Monster Worldwide, Inc.(a)	2,600	79,846
Omnicom Group, Inc. (b)	1,800	150,534
		1,180,204
Aerospace & Defense — 3.3%
Boeing Co.	48,300	3,281,985
General Dynamics Corp.	4,400	526,020
Goodrich Corp.	36,000	1,596,240
Honeywell International, Inc.	17,700	663,750
Lockheed Martin Corp.(b)	238,190	14,539,118
Northrop Grumman Corp.	6,000	326,100
Raytheon Co.	9,800	372,596
Rockwell Collins, Inc.	441,200	21,318,784
United Technologies Corp.	16,200	839,808
		43,464,401
Air Transportation — 0.0%
Southwest Airlines Co.	6,300	93,555
Apparel, Textiles & Shoes — 2.3%
Coach, Inc.(a)	6,300	197,568
Jones Apparel Group, Inc.	23,900	681,150
Limited Brands	1,311,400	26,791,902
Liz Claiborne, Inc.(b)	2,600	102,232
Nike, Inc. Cl. B	3,300	269,544
Nordstrom, Inc.(b)	27,800	954,096
Reebok International Limited	800	45,256
The Gap, Inc.	13,000	226,590
VF Corp.	21,200	1,228,964
		30,497,302
Automotive & Parts — 0.4%
American Axle & Manufacturing Holdings, Inc.	15,800	364,664
Autoliv, Inc.	19,700	856,950
AutoNation, Inc.(a)	13,600	271,592
BorgWarner, Inc.	16,200	914,652
Cooper Tire & Rubber Co.	20,900	319,143
Dana Corp.	39,700	373,577
Ford Motor Co.(b)	26,200	258,332
General Motors Corp.	5,000	153,050
Genuine Parts Co.	3,700	158,730
Harley-Davidson, Inc.	4,400	213,136

1

Lear Corp.(b)	20,400	$692,988
Magna International, Inc. Cl. A(b)	11,400	853,404
The Goodyear Tire & Rubber Co.(a)(b)	4,400	68,596
		5,498,814
Banking, Savings & Loans — 10.7%
AmSouth Bancorporation	7,400	186,924
Bank of America Corp.(b)	876,200	36,888,020
Bank of New York Co., Inc.	11,500	338,215
BB&T Corp.	7,700	300,685
Capital One Financial Corp.	4,000	318,080
Comerica, Inc.	25,400	1,496,060
Compass Bancshares, Inc.	1,800	82,494
Fannie Mae	65,900	2,953,638
Fifth Third Bancorp	7,500	275,475
First Horizon National Corp.	1,800	65,430
Freddie Mac	197,300	11,139,558
Golden West Financial Corp.(b)	3,800	225,682
JPMorgan Chase & Co.	214,952	7,293,321
KeyCorp	52,300	1,686,675
M&T Bank Corp.	1,500	158,565
Marshall and Ilsley Corp.	3,400	147,934
Mellon Financial Corp.	7,200	230,184
National City Corp.	57,100	1,909,424
North Fork Bancorporation, Inc.	4,250	108,375
Northern Trust Corp.	2,600	131,430
Providian Financial Corp.(a)	11,500	203,320
Regions Financial Corp.	6,969	216,875
SLM Corp.(b)	349,700	18,757,908
Sovereign Bancorp, Inc.	5,500	121,220
State Street Corp.	5,200	254,384
SunTrust Banks, Inc.	28,900	2,007,105
Synovus Financial Corp.	4,600	127,512
U.S. Bancorp	97,500	2,737,800
Wachovia Corp.	509,149	24,230,401
Washington Mutual, Inc.(b)	76,000	2,980,720
Wells Fargo & Co.	399,100	23,375,287
Zions Bancorp	1,400	99,694
		141,048,395
Beverages — 2.3%
Anheuser-Busch Companies, Inc.	1,600	68,864
Brown-Forman Corp. Cl. B	900	53,586
Coca-Cola Enterprises, Inc.	4,000	78,000
Constellation Brands, Inc. Cl. A(a)	2,500	65,000
Diageo PLC Sponsored ADR (United Kingdom)(b)	460,300	26,702,003
Molson Coors Brewing Co. Cl. B	1,200	76,812
PepsiCo, Inc.	28,400	1,610,564
The Coca-Cola Co.	36,000	1,554,840
The Pepsi Bottling Group, Inc.	2,500	71,375
		30,281,044

2

Broadcasting, Publishing & Printing — 4.0%
Clear Channel Communications, Inc.	7,500	$246,675
Comcast Corp. Cl. A(a)	98,500	2,893,930
Dow Jones & Co., Inc.(b)	1,400	53,466
Gannett Co., Inc.	332,800	22,906,624
Knight Ridder, Inc.(b)	1,100	64,548
Meredith Corp.	1,100	54,879
New York Times Co. Cl. A	100	2,975
The McGraw-Hill Companies, Inc.	8,800	422,752
Time Warner, Inc.	246,700	4,467,737
Tribune Co.	5,100	172,839
Viacom, Inc. Cl. B	627,440	20,711,794
		51,998,219
Building Materials & Construction — 0.1%
Louisiana-Pacific Corp.	2,200	60,918
Martin Marietta Materials, Inc.	12,000	941,520
Masco Corp.	6,800	208,624
Vulcan Materials Co.(b)	2,800	207,788
		1,418,850
Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,200	121,308
Dow Chemical Co.	15,400	641,718
Du Pont (E.I.) de Nemours & Co.	24,300	951,831
Eastman Chemical Co.	6,200	291,214
Engelhard Corp.	1,900	53,029
International Flavors & Fragrances, Inc.	1,700	60,588
Monsanto Co.	4,400	276,100
PPG Industries, Inc.	226,100	13,382,859
Praxair, Inc.	5,200	249,236
Rohm & Haas Co.	2,600	106,938
		16,134,821
Commercial Services — 2.0%
Block (H&R), Inc.(b)	6,200	148,676
Cendant Corp.(b)	30,000	619,200
Cintas Corp.	1,800	73,890
Donnelley (R.R.) & Sons Co.	145,100	5,378,857
eBay, Inc.(a)	8,300	341,877
Equifax, Inc.	5,000	174,700
Moody’s Corp.	5,800	296,264
Paychex, Inc.	5,300	196,524
PerkinElmer, Inc.	5,200	105,924
Quest Diagnostics, Inc.	1,900	96,026
Robert Half International, Inc.	1,300	46,267
Ryder System, Inc.	900	30,798
Waste Management, Inc.	656,160	18,772,738
		26,281,741

3

Communications — 1.9%
ADC Telecommunications, Inc.(a)	37,042	$846,834
BCE, Inc.(b)	673,500	18,480,840
Citizens Communications Co.	5,600	75,880
L-3 Communications Holdings, Inc.(b)	1,800	142,326
Network Appliance, Inc.(a)(b)	6,000	142,440
Nortel Networks Corp.(a)	165,400	539,204
Qualcomm, Inc.	12,900	577,275
SBC Communications, Inc.(b)	122,000	2,924,340
Scientific-Atlanta, Inc.	5,500	206,305
Tellabs, Inc.(a)	116,000	1,220,320
		25,155,764
Communications Equipment — 0.1%
Motorola, Inc.	51,000	1,126,590
Computer Integrated Systems Design — 0.0%
Autodesk, Inc.	6,100	283,284
Computer Sciences Corp.(a)	2,700	127,737
Parametric Technology Corp.(a)	4,258	29,678
Sun Microsystems, Inc.(a)	31,000	121,520
		562,219
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	1,300	51,480
Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A(a)	35,400	656,316
Computers & Information — 3.4%
Apple Computer, Inc.(a)	203,600	10,914,996
Cisco Systems, Inc.(a)	100,700	1,805,551
Comverse Technology, Inc.(a)	3,100	81,437
Dell, Inc.(a)	38,300	1,309,860
EMC Corp.(a)	39,500	511,130
International Business Machines Corp.	343,400	27,547,548
International Game Technology	3,200	86,400
Jabil Circuit, Inc.(a)	3,100	95,852
Lexmark International, Inc.(a)	1,800	109,890
Solectron Corp.(a)	295,800	1,156,578
Tech Data Corp.(a)	17,600	646,096
		44,265,338
Computers & Office Equipment — 0.7%
Electronic Data Systems Corp.(b)	72,200	1,620,168
Hewlett-Packard Co.	227,224	6,634,941
Pitney Bowes, Inc.	3,800	158,612
Xerox Corp.(a)	15,000	204,750
		8,618,471

4

Containers — 0.1%
Owens-Illinois, Inc.(a)	43,200	$890,784
Sealed Air Corp.(a)	1,400	66,444
Temple-Inland, Inc.	2,000	81,700
		1,038,928
Cosmetics & Personal Care — 2.6%
Colgate-Palmolive Co.	277,000	14,622,830
Kimberly-Clark Corp.	286,800	17,073,204
The Gillette Co.	3,700	215,340
The Procter & Gamble Co.	28,100	1,670,826
		33,582,200
Data Processing & Preparation — 0.1%
Affiliated Computer Services, Inc. Cl. A(a)	1,900	103,740
Automatic Data Processing, Inc.	9,000	387,360
First Data Corp.	12,200	488,000
Fiserv, Inc.(a)	5,200	238,524
IMS Health, Inc.	1,900	47,823
NCR Corp.(a)	6,700	213,797
		1,479,244
Electric Utilities — 3.4%
AES Corp.(a)	8,900	146,227
Allegheny Energy, Inc.(a)(b)	2,200	67,584
Alliant Energy Corp.	25,200	734,076
Ameren Corp.	5,000	267,450
American Electric Power Co.	47,300	1,877,810
CenterPoint Energy, Inc.(b)	7,400	110,038
Cinergy Corp.	2,700	119,907
CMS Energy Corp.(a)(b)	2,700	44,415
Consolidated Edison, Inc.(b)	4,600	223,330
Constellation Energy Group, Inc.	31,200	1,921,920
Dominion Resources, Inc.	4,600	396,244
DTE Energy Co.(b)	3,700	169,682
Duke Energy Corp.(b)	21,400	624,238
Edison International	55,500	2,624,040
Entergy Corp.	149,300	11,095,976
Exelon Corp.(b)	393,100	21,007,264
FirstEnergy Corp.	6,300	328,356
FPL Group, Inc.(b)	5,300	252,280
NiSource, Inc.	4,300	104,275
Northeast Utilities	35,125	700,744
PG&E Corp.	8,900	349,325
Pinnacle West Capital Corp.	2,300	101,384
PPL Corp.	9,200	297,436
Progress Energy, Inc.(b)	2,900	129,775
Public Service Enterprise Group, Inc.	2,800	180,208
Southern Co.	10,200	364,752

5

Teco Energy, Inc.	1,500	$27,030
TXU Corp.	4,600	519,248
		44,785,014
Electrical Equipment & Electronics — 3.7%
Advanced Micro Devices, Inc.(a)	6,600	166,320
Agere Systems, Inc.(a)	52,110	542,465
American Power Conversion Corp.	1,900	49,210
Analog Devices, Inc.	3,300	122,562
Arrow Electronics, Inc.(a)	30,600	959,616
Avnet, Inc.(a)	32,800	801,960
Broadcom Corp. Cl. A(a)	6,500	304,915
Celestica, Inc.(a)	42,800	484,068
Emerson Electric Co.	7,000	502,600
Flextronics International Limited(a)	53,900	692,615
Freescale Semiconductor, Inc. Cl. B(a)	6,841	161,311
General Electric Co.	836,500	28,164,955
Hubbell, Inc. Cl. B	16,500	774,345
Intel Corp.	120,700	2,975,255
Johnson Controls, Inc.	1,800	111,690
Kla-Tencor Corp.(b)	3,200	156,032
LSI Logic Corp.(a)(b)	20,400	200,940
Maxim Integrated Products, Inc.	2,900	123,685
Molex, Inc. Cl. A	366,300	9,417,573
National Semiconductor Corp.	6,400	168,320
Novellus Systems, Inc.	1,500	37,620
Nvidia Corp.(a)	2,900	99,412
Rockwell Automation, Inc.	3,000	158,700
Sanmina-SCI Corp.(a)	103,700	444,873
Texas Instruments, Inc.	39,600	1,342,440
		48,963,482
Energy — 12.0%
Amerada Hess Corp.	2,100	288,750
Anadarko Petroleum Corp.	3,500	335,125
Apache Corp.	4,900	368,578
Ashland, Inc.	800	44,192
BJ Services Co.	5,400	194,346
BP PLC, Sponsored ADR (United Kingdom)(b)	399,400	28,297,490
Burlington Resources, Inc.	9,400	764,408
Chevron Corp.	107,507	6,958,928
ConocoPhillips	379,794	26,551,399
Devon Energy Corp.	12,400	851,136
Diamond Offshore Drilling, Inc.	24,600	1,506,750
El Paso Corp.	11,100	154,290
EOG Resources, Inc.	3,500	262,150
Exxon Mobil Corp.	860,500	54,676,170
GlobalSantaFe Corp.	28,600	1,304,732
Halliburton Co.	8,400	575,568
Kerr-McGee Corp.	1,559	151,394
KeySpan Corp.(b)	2,000	73,560

6

Kinder Morgan, Inc.	1,500	$144,240
Marathon Oil Corp.	45,900	3,163,887
Murphy Oil Corp.	1,200	59,844
Nabors Industries Limited(a)	2,600	186,758
National Oilwell Varco, Inc.(a)	2,700	177,660
Nicor, Inc.	2,400	100,872
Noble Corp.	2,400	164,304
Occidental Petroleum Corp.	287,600	24,569,668
Peoples Energy Corp.	500	19,690
Rowan Companies, Inc.	34,100	1,210,209
Schlumberger Limited(b)	9,300	784,734
Sempra Energy	37,800	1,778,868
Sunoco, Inc.	2,800	218,960
The Williams Companies, Inc.	9,900	247,995
Transocean, Inc.(a)	7,000	429,170
Valero Energy Corp.	5,200	587,912
Weatherford International Limited(a)	2,300	157,918
Xcel Energy, Inc.(b)	29,600	580,456
XTO Energy, Inc.	3,200	145,024
		158,087,135
Entertainment & Leisure — 1.1%
Harrah’s Entertainment, Inc.	3,400	221,646
News Corp., Inc. Cl. A	39,000	608,010
The Walt Disney Co.	544,200	13,131,546
		13,961,202
Financial Services — 8.8%
American Express Co.	427,500	24,555,600
Archstone-Smith Trust	3,600	143,532
Bear Stearns Companies, Inc.	10,500	1,152,375
CIT Group, Inc.(b)	2,900	131,022
Citigroup, Inc.	1,011,700	46,052,584
Countrywide Financial Corp.	57,598	1,899,582
E*TRADE Financial Corp.(a)	5,700	100,320
Federated Investors, Inc. Cl. B	1,300	43,199
Franklin Resources, Inc.	2,400	201,504
Huntington Bancshares, Inc.(b)	53,000	1,190,910
Janus Capital Group, Inc.	3,800	54,910
Lehman Brothers Holdings, Inc.(b)	27,400	3,191,552
MBNA Corp.	18,900	465,696
Merrill Lynch & Co., Inc.	51,000	3,128,850
Morgan Stanley	519,640	28,029,382
PNC Financial Services Group, Inc.	4,000	232,080
Price (T. Rowe) Group, Inc.	2,100	137,130
ProLogis Trust REIT	2,900	128,499
Public Storage, Inc.	1,200	80,400
Simon Property Group, Inc. REIT	3,400	252,008
The Charles Schwab Corp.	14,600	210,678

7

The Goldman Sachs Group, Inc.	28,800	$3,501,504
Vornado Realty Trust REIT	1,400	121,268
		115,004,585
Food Retailers — 0.0%
Starbucks Corp.(a)	3,600	180,360
Foods — 2.1%
Archer-Daniels-Midland Co.	87,700	2,162,682
Campbell Soup Co.	3,400	101,150
ConAgra Foods, Inc.	8,700	215,325
General Mills, Inc.	6,200	298,840
Heinz (H. J.) Co.	6,000	219,240
Kellogg Co.	414,200	19,107,046
McCormick & Co., Inc.	1,800	58,734
Safeway, Inc.(b)	75,500	1,932,800
Sara Lee Corp.	53,800	1,019,510
SuperValu, Inc.	2,600	80,912
Sysco Corp.	6,100	191,357
The Hershey Co.	3,200	180,192
The Kroger Co.(a)	54,400	1,120,096
Tyson Foods, Inc. Cl. A	6,500	117,325
Wrigley (Wm.) Jr. Co.	1,700	122,196
		26,927,405
Forest Products & Paper — 1.6%
Georgia-Pacific Corp.	35,600	1,212,536
MeadWestvaco Corp.	3,000	82,860
Plum Creek Timber Co., Inc.	2,900	109,939
Weyerhaeuser Co.(b)	277,500	19,078,125
		20,483,460
Healthcare — 0.6%
Caremark Rx, Inc.(a)	6,500	324,545
Coventry Health Care, Inc.(a)	1,300	111,826
Express Scripts, Inc.(a)(b)	3,800	236,360
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	958,936
HCA, Inc.	106,500	5,103,480
Health Management Associates, Inc. Cl. A	2,100	49,287
Humana, Inc.(a)	2,300	110,124
Laboratory Corp. of America Holdings(a)	1,800	87,678
Manor Care, Inc.	1,200	46,092
Tenet Healthcare Corp.(a)	6,700	75,241
UnitedHealth Group, Inc.	18,300	1,028,460
		8,132,029
Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	2,100	135,618
D.R. Horton, Inc.	4,600	166,612
KB Home(b)	1,200	87,840
Maytag Corp.	5,900	107,734

8

Pulte Homes, Inc.	3,500	$150,220
Whirlpool Corp.	1,500	113,655
		761,679
Household Products — 0.4%
Black & Decker Corp.(b)	1,300	106,717
Corning, Inc.(a)	103,350	1,997,755
Fortune Brands, Inc.	2,200	178,926
Newell Rubbermaid, Inc.	60,200	1,363,530
Sherwin-Williams Co.	1,700	74,919
Snap-On, Inc.	800	28,896
The Clorox Co.	2,700	149,958
The Stanley Works	1,600	74,688
Unilever NV NY Shares (Netherlands)(b)	16,200	1,157,490
		5,132,879
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	1,200	75,504
Industrial - Diversified — 2.7%
3M Co.	12,100	887,656
Cooper Industries Limited Cl. A	19,400	1,341,316
Danaher Corp.(b)	4,100	220,703
Eaton Corp.	22,600	1,436,230
Illinois Tool Works, Inc.	4,100	337,553
ITT Industries, Inc.	1,500	170,400
SPX Corp.	22,200	1,020,090
Textron, Inc.	22,400	1,606,528
Tyco International Limited	1,032,600	28,757,910
		35,778,386
Insurance — 6.8%
ACE Ltd.	16,200	762,534
Aetna, Inc.	4,200	361,788
AFLAC, Inc.	321,300	14,554,890
Allstate Corp.	382,700	21,159,483
Ambac Financial Group, Inc.	1,000	72,060
American International Group, Inc.	548,300	33,972,668
Aon Corp.	6,700	214,936
Chubb Corp.	19,500	1,746,225
Cigna Corp.	3,300	388,938
Cincinnati Financial Corp.	2,846	119,219
Genworth Financial, Inc. Cl. A(b)	44,000	1,418,560
Jefferson-Pilot Corp.	2,400	122,808
Lincoln National Corp.(b)	4,700	244,494
Loews Corp.	3,700	341,917
Marsh & McLennan Companies, Inc.	4,900	148,911
MBIA, Inc.(b)	2,200	133,364
Metlife, Inc.	53,000	2,640,990
MGIC Investment Corp.(b)	15,300	982,260
PartnerRe Ltd.	6,500	416,325
Principal Financial Group, Inc.	6,300	298,431

1

Progressive Corp.	3,500	$366,695
Prudential Financial, Inc.	27,900	1,884,924
RenaissanceRe Holdings Limited	19,800	865,854
Safeco Corp.	2,100	112,098
St. Paul Travelers Companies	21,247	953,353
The Hartford Financial Services Group, Inc.	31,200	2,407,704
Torchmark Corp.	1,800	95,094
UnumProvident Corp.	10,300	211,150
WellPoint, Inc.(a)	12,300	932,586
XL Capital Limited Cl. A(b)	14,900	1,013,647
		88,943,906
Lodging — 0.1%
Hilton Hotels Corp.	10,300	229,896
Marriott International, Inc. Cl. A	3,800	239,400
Starwood Hotels & Resorts Worldwide, Inc.	4,000	228,680
		697,976
Machinery & Components — 0.1%
Baker Hughes, Inc.	5,600	334,208
Caterpillar, Inc.	6,100	358,375
Cummins, Inc.	800	70,392
Dover Corp.	3,400	138,686
Ingersoll-Rand Co. Cl. A	15,900	607,857
Parker-Hannifin Corp.	2,600	167,206
		1,676,724
Manufacturing — 0.1%
American Standard Companies, Inc.	3,100	144,305
Applied Materials, Inc.	25,900	439,264
Avery Dennison Corp.	1,000	52,390
Millipore Corp.(a)	900	56,601
		692,560
Medical Supplies — 0.3%
Agilent Technologies, Inc.(a)	9,900	324,225
Allergan, Inc.	2,200	201,564
Applera Corp. - Applied Biosystems Group	3,500	81,340
Bard (C.R.), Inc.	1,600	105,648
Bausch & Lomb, Inc.	1,000	80,680
Baxter International, Inc.	9,800	390,726
Becton, Dickinson & Co.	4,000	209,720
Boston Scientific Corp.(a)	6,200	144,894
Fisher Scientific International Inc.(a)	1,800	111,690
Guidant Corp.	5,100	351,339
Medtronic, Inc.	12,100	648,802
St. Jude Medical, Inc.(a)	5,700	266,760
Stryker Corp.	3,300	163,119
Thermo Electron Corp.(a)	2,700	83,430
Waters Corp.(a)	1,800	74,880
Zimmer Holdings, Inc.(a)	3,800	261,782
		3,500,599

2

Metals & Mining — 0.2%
Allegheny Technologies, Inc.	1,600	$49,568
Freeport-McMoRan Copper & Gold, Inc. Cl. B(b)	3,700	179,783
Newmont Mining Corp.	1,200	56,604
Nucor Corp.	3,200	188,768
Phelps Dodge Corp.	2,700	350,811
United States Steel Corp.(b)	36,300	1,537,305
		2,362,839
Pharmaceuticals — 6.3%
Abbott Laboratories	20,900	886,160
AmerisourceBergen Corp.(b)	2,900	224,170
Amgen, Inc.(a)	19,500	1,553,565
Biogen Idec, Inc.(a)	5,400	213,138
Bristol-Myers Squibb Co.	63,100	1,518,186
Cardinal Health, Inc.	6,700	425,048
Eli Lilly & Co.(b)	3,700	198,024
Forest Laboratories, Inc.(a)	5,300	206,541
Genzyme Corp.(a)	3,900	279,396
Gilead Sciences, Inc.(a)	7,100	346,196
Hospira, Inc.(a)	5,070	207,718
Johnson & Johnson	46,800	2,961,504
King Pharmaceuticals, Inc.(a)	5,700	87,666
McKesson Corp.	6,400	303,680
Medco Health Solutions, Inc.(a)	41,200	2,258,996
Merck & Co., Inc.	671,900	18,282,399
Mylan Laboratories, Inc.	2,000	38,520
Pfizer, Inc.	1,271,190	31,741,614
Schering-Plough Corp.	23,300	490,465
Sigma-Aldrich Corp.	600	38,436
Teva Pharmaceutical Sponsored ADR (Israel)(b)	563,600	18,835,512
Watson Pharmaceutical, Inc.(a)	6,400	234,304
Wyeth	21,100	976,297
		82,307,535
Photography Equipment/Supplies — 0.9%
Eastman Kodak Co.(b)	475,830	11,576,944
Prepackaged Software — 3.4%
Adobe Systems, Inc.	8,100	241,785
BMC Software, Inc.(a)	10,100	213,110
Citrix Systems, Inc.(a)	8,500	213,690
Computer Associates International, Inc.(b)	10,100	280,881
Compuware Corp.(a)	22,200	210,900
Intuit, Inc.(a)	3,100	138,911
Microsoft Corp.	625,900	16,104,407
Novell, Inc.(a)	6,000	44,700
Oracle Corp.(a)	58,400	723,576
Siebel Systems, Inc.	8,100	83,673
Symantec Corp.(a)	1,187,868	26,917,089
		45,172,722

3

Real Estate — 0.0%
Equity Office Properties Trust	6,400	$209,344
Equity Residential REIT	4,500	170,325
		379,669
Restaurants — 1.0%
Darden Restaurants, Inc.	2,900	88,073
McDonald’s Corp.	378,500	12,675,965
Yum! Brands, Inc.	6,200	300,142
		13,064,180
Retail — 1.4%
AutoZone, Inc.(a)	1,200	99,900
Bed Bath & Beyond, Inc.(a)	5,500	220,990
Best Buy Co., Inc.	7,600	330,828
Circuit City Stores, Inc.	3,500	60,060
Costco Wholesale Corp.	8,900	383,501
Dillards, Inc. Cl. A	1,600	33,408
Dollar General Corp.	5,200	95,368
Federated Department Stores, Inc.	6,690	447,360
J.C. Penney Co., Inc.	4,900	232,358
Lowe’s Companies, Inc.(b)	14,400	927,360
Office Depot, Inc.(a)	55,700	1,654,290
Sears Holdings Corp.(a)	700	87,094
Staples, Inc.	13,750	293,150
Target Corp.	33,700	1,750,041
The Home Depot Inc.	40,000	1,525,600
Tiffany & Co.	2,600	103,402
TJX Companies, Inc.	5,200	106,496
Walgreen Co.	224,300	9,745,835
Wal-Mart Stores, Inc.	19,000	832,580
		18,929,621
Retail - Grocery — 0.0%
Albertson’s, Inc.	4,100	105,165
Telephone Utilities — 2.4%
Alltel Corp.	3,800	247,418
AT&T Corp.	23,100	457,380
BellSouth Corp.	54,300	1,428,090
CenturyTel, Inc.	3,000	104,940
Qwest Communications International, Inc.(a)	34,400	141,040
Sprint Corp. (FON Group)(b)	166,178	3,951,713
Verizon Communications, Inc.	769,100	25,141,879
		31,472,460
Tobacco — 2.3%
Altria Group, Inc.	393,000	28,968,030
Reynolds American, Inc.(b)	1,500	124,530
UST, Inc.(b)	33,400	1,398,124
		30,490,684

4

Toys, Games — 0.0%
Hasbro, Inc.	12,700	$249,555
Mattel, Inc.	6,400	106,752
		356,307
Transportation — 2.2%
Burlington Northern Santa Fe Corp.	44,500	2,661,100
Carnival Corp.	6,600	329,868
CSX Corp.	35,300	1,640,744
FedEx Corp.	2,800	243,964
Norfolk Southern Corp.	53,500	2,169,960
Union Pacific Corp.	4,200	301,140
United Parcel Service, Inc. Cl. B	313,400	21,665,342
		29,012,118
Travel — 0.0%
Sabre Holdings Corp.	1,400	28,392
TOTAL EQUITIES (Cost $1,068,069,365)		1,303,477,417

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.1%
Cash Equivalents(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$2,646,622	$2,646,622
American Beacon Money Market Fund		1,435,793	1,435,793
Bank of America 3.770%	10/18/2005	1,852,636	1,852,636
Bank of America 3.770%	11/28/2005	3,440,609	3,440,609
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	3,969,932	3,969,932
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	3,969,932	3,969,932
Barclays 3.695%	01/17/2006	1,058,649	1,058,649
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	4,642,176	4,642,176
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	793,987	793,987
BGI Institutional Money Market Fund		9,263,177	9,263,177
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	2,646,622	2,646,622
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	5,293,244	5,293,244
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	2,646,622	2,646,622
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	2,646,622	2,646,622

5

Federal Home Loan Bank Discount Note 3.659%	10/14/2005	$2,381,960	$2,381,960
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	1,587,973	1,587,973
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	3,175,947	3,175,947
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	1,587,973	1,587,973
Freddie Mac Discount Note 3.671%	10/18/2005	2,072,542	2,072,542
Goldman Sachs Financial Square Prime Obligations Money Market Fund		2,531,148	2,531,148
Harris Trust & Savings Bank 3.795%	11/04/2005	2,005,123	2,005,123
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	2,646,622	2,646,622
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	2,646,622	2,646,622
Merrimac Cash Fund, Premium Class		423,459	423,459
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	5,293,244	5,293,244
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	5,293,245	5,293,245
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	2,646,622	2,646,622
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	2,646,622	2,646,622
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	2,646,622	2,646,622
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	2,646,622	2,646,622
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	3,969,932	3,969,932
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	3,688,708	3,688,708
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	4,234,596	4,234,596
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	5,293,244	5,293,244
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	3,175,947	3,175,947
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	2,646,623	2,646,623
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	2,646,623	2,646,623
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	2,646,623	2,646,623
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	2,646,623	2,646,623

6

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$119,487,888
TOTAL INVESTMENTS — 108.4% (Cost $1,187,557,253)(d)	$1,422,965,305
Other Assets/(Liabilities) — (8.4%)	(110,300,471)
NET ASSETS — 100.0%	$1,312,664,834

Notes to Portfolio of Investments

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Enhanced Index Core Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK
Advertising — 0.1%
Monster Worldwide, Inc.(a)	300	$9,213
Omnicom Group, Inc.(b)	200	16,726
		25,939
Aerospace & Defense — 3.0%
Boeing Co.	2,500	169,875
General Dynamics Corp.	500	59,775
Goodrich Corp.	300	13,302
Honeywell International, Inc.	1,400	52,500
Lockheed Martin Corp.	1,100	67,144
Northrop Grumman Corp.	600	32,610
Raytheon Co.	1,100	41,822
Rockwell Collins, Inc.	600	28,992
United Technologies Corp.	1,700	88,128
		554,148
Air Transportation — 0.1%
Southwest Airlines Co.	600	8,910
Apparel, Textiles & Shoes — 0.8%
Coach, Inc.(a)	600	18,816
The Gap, Inc.	1,300	22,659
Jones Apparel Group, Inc.	300	8,550
Limited Brands	900	18,387
Liz Claiborne, Inc.	300	11,796
Nike, Inc. Cl. B	400	32,672
Nordstrom, Inc.	600	20,592
VF Corp.	200	11,594
		145,066
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	1,500	29,955
Ford Motor Co.	2,800	27,608
General Motors Corp.	500	15,305
Genuine Parts Co.	300	12,870
The Goodyear Tire & Rubber Co.(a)(b)	500	7,795
Harley-Davidson, Inc.	400	19,376
		112,909
Banking, Savings & Loans — 8.7%
AmSouth Bancorporation	600	15,156
Bank of America Corp.	6,500	273,650
Bank of New York Co., Inc.	1,100	32,351
BB&T Corp.	800	31,240

1

Capital One Financial Corp.	500	$39,760
Comerica, Inc.	300	17,670
Compass Bancshares, Inc.	200	9,166
Fannie Mae	1,500	67,230
Fifth Third Bancorp	700	25,711
First Horizon National Corp.	200	7,270
Freddie Mac	1,100	62,106
Golden West Financial Corp.(b)	400	23,756
JP Morgan Chase & Co.	5,700	193,401
KeyCorp	900	29,025
M&T Bank Corp.(b)	200	21,142
Marshall and Ilsley Corp.	300	13,053
Mellon Financial Corp.	700	22,379
National City Corp.	1,300	43,472
North Fork Bancorporation, Inc.	350	8,925
Northern Trust Corp.	300	15,165
Providian Financial Corp.(a)	1,200	21,216
Regions Financial Corp.	770	23,962
SLM Corp.	600	32,184
Sovereign Bancorp, Inc.	400	8,816
State Street Corp.	500	24,460
SunTrust Banks, Inc.	500	34,725
Synovus Financial Corp.	500	13,860
U.S. Bancorp	2,900	81,432
Wachovia Corp.	2,545	121,117
Washington Mutual, Inc.(b)	2,600	101,972
Wells Fargo & Co.	2,700	158,139
Zions Bancorp	200	14,242
		1,587,753
Beverages — 2.0%
Anheuser-Busch Companies, Inc.	100	4,304
Brown-Forman Corp. Cl. B	100	5,954
The Coca-Cola Co.	3,800	164,122
Coca-Cola Enterprises, Inc.	500	9,750
Constellation Brands, Inc. Cl. A(a)	300	7,800
Molson Coors Brewing Co. Cl. B	100	6,401
The Pepsi Bottling Group, Inc.	400	11,420
PepsiCo, Inc.	2,900	164,459
		374,210
Broadcasting, Publishing & Printing — 2.5%
Clear Channel Communications, Inc.	700	23,023
Comcast Corp. Cl. A(a)	3,700	108,706
Dow Jones & Co., Inc.(b)	100	3,819
Gannett Co., Inc.	400	27,532
Knight Ridder, Inc.(b)	100	5,868
The McGraw-Hill Companies, Inc.	800	38,432
Meredith Corp.	100	4,989
Time Warner, Inc.	7,800	141,258

2

Tribune Co.	500	$16,945
Viacom, Inc. Cl. B	2,600	85,826
		456,398
Building Materials & Construction — 0.3%
Louisiana-Pacific Corp.	200	5,538
Masco Corp.	700	21,476
Vulcan Materials Co.(b)	300	22,263
		49,277
Chemicals — 1.4%
Air Products & Chemicals, Inc.	200	11,028
Dow Chemical Co.	1,600	66,672
Du Pont (E.I.) de Nemours & Co.	1,600	62,672
Eastman Chemical Co.	200	9,394
Engelhard Corp.	200	5,582
International Flavors & Fragrances, Inc.	200	7,128
Monsanto Co.	500	31,375
PPG Industries, Inc.	300	17,757
Praxair, Inc.	600	28,758
Rohm & Haas Co.	300	12,339
		252,705
Commercial Services — 1.2%
Block (H&R), Inc.	700	16,786
Cendant Corp.	1,800	37,152
Cintas Corp.	200	8,210
Donnelley (R.R.) & Sons Co.	100	3,707
eBay, Inc.(a)	800	32,952
Equifax, Inc.	700	24,458
Moody’s Corp.(b)	600	30,648
Paychex, Inc.	600	22,248
PerkinElmer, Inc.	500	10,185
Quest Diagnostics, Inc.	200	10,108
Ryder System, Inc.	100	3,422
Waste Management, Inc.	900	25,749
		225,625
Communications — 1.4%
Citizens Communications Co.	400	5,420
L-3 Communications Holdings, Inc.	200	15,814
Network Appliance, Inc.(a)(b)	600	14,244
Qualcomm, Inc.	1,300	58,175
SBC Communications, Inc.(b)	5,700	136,629
Scientific-Atlanta, Inc.	600	22,506
Tellabs, Inc.(a)	100	1,052
		253,840
Communications Equipment — 0.6%
Motorola, Inc.	5,300	117,077

3

Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	700	$32,508
Computer Sciences Corp.(a)	300	14,193
Parametric Technology Corp.(a)	527	3,673
Sun Microsystems, Inc.(a)	3,300	12,936
		63,310
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	100	3,960
Computers & Information — 4.1%
Apple Computer, Inc.(a)	2,200	117,942
Cisco Systems, Inc.(a)	10,500	188,265
Comverse Technology, Inc.(a)	300	7,881
Dell, Inc.(a)	4,000	136,800
EMC Corp.(a)	4,300	55,642
International Business Machines Corp.	2,600	208,572
International Game Technology	300	8,100
Jabil Circuit, Inc.(a)	300	9,276
Lexmark International, Inc.(a)	100	6,105
Solectron Corp.(a)	1,600	6,256
		744,839
Computers & Office Equipment — 1.6%
Electronic Data Systems Corp.	800	17,952
Hewlett-Packard Co.	8,000	233,600
Pitney Bowes, Inc.	400	16,696
Xerox Corp.(a)	1,500	20,475
		288,723
Containers — 0.1%
Sealed Air Corp.(a)	200	9,492
Temple-Inland, Inc.	200	8,170
		17,662
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	900	47,511
The Gillette Co.	300	17,460
Kimberly-Clark Corp.	900	53,577
The Procter & Gamble Co.(b)	3,000	178,380
		296,928
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	200	10,920
Automatic Data Processing, Inc.	900	38,736
First Data Corp.	1,200	48,000
Fiserv, Inc.(a)	550	25,228
IMS Health, Inc.	200	5,034
NCR Corp.(a)	700	22,337
		150,255

4

Electric Utilities — 3.5%
AES Corp.(a)	900	$14,787
Allegheny Energy, Inc.(a)	200	6,144
Ameren Corp.	600	32,094
American Electric Power Co.	700	27,790
CenterPoint Energy, Inc.(b)	400	5,948
Cinergy Corp.	200	8,882
CMS Energy Corp.(a)(b)	200	3,290
Consolidated Edison, Inc.(b)	500	24,275
Constellation Energy Group, Inc.	200	12,320
Dominion Resources, Inc.	400	34,456
DTE Energy Co.(b)	400	18,344
Duke Energy Corp.(b)	2,300	67,091
Edison International	400	18,912
Entergy Corp.	300	22,296
Exelon Corp.	1,300	69,472
FirstEnergy Corp.	700	36,484
FPL Group, Inc.(b)	500	23,800
NiSource, Inc.	400	9,700
PG&E Corp.	1,000	39,250
Pinnacle West Capital Corp.	300	13,224
PPL Corp.	1,000	32,330
Progress Energy, Inc.(b)	300	13,425
Public Service Enterprise Group, Inc.	300	19,308
Southern Co.	900	32,184
TXU Corp.(b)	500	56,440
		642,246
Electrical Equipment & Electronics — 7.0%
Advanced Micro Devices, Inc.(a)(b)	600	15,120
American Power Conversion Corp.	300	7,770
Analog Devices, Inc.	300	11,142
Broadcom Corp. Cl. A(a)	700	32,837
Emerson Electric Co.	700	50,260
Freescale Semiconductor, Inc. Cl. B(a)	772	18,204
General Electric Co.	17,500	589,225
Intel Corp.	12,700	313,055
Johnson Controls, Inc.	100	6,205
Kla-Tencor Corp.(b)	300	14,628
LSI Logic Corp.(a)	2,200	21,670
Maxim Integrated Products, Inc.	300	12,795
National Semiconductor Corp.	600	15,780
Novellus Systems, Inc.	200	5,016
Nvidia Corp.(a)(b)	300	10,284
Rockwell Automation, Inc.	300	15,870
Texas Instruments, Inc.	4,200	142,380
		1,282,241

5

Energy — 11.5%
Amerada Hess Corp.	300	$41,250
Anadarko Petroleum Corp.	400	38,300
Apache Corp.	500	37,610
Ashland, Inc.	100	5,524
BJ Services Co.	400	14,396
Burlington Resources, Inc.	900	73,188
Chevron Corp.	3,621	234,387
ConocoPhillips	3,600	251,676
Devon Energy Corp.	1,300	89,232
El Paso Corp.	1,200	16,680
EOG Resources, Inc.	300	22,470
Exxon Mobil Corp.	9,900	629,046
Halliburton Co.(b)	800	54,816
Kerr-McGee Corp.	199	19,325
KeySpan Corp.(b)	200	7,356
Kinder Morgan, Inc.	200	19,232
Marathon Oil Corp.	1,000	68,930
Murphy Oil Corp.	100	4,987
Nabors Industries Ltd.(a)	300	21,549
National Oilwell Varco, Inc.(a)	200	13,160
Nicor, Inc.	400	16,812
Noble Corp.	300	20,538
Occidental Petroleum Corp.	900	76,887
Peoples Energy Corp.	100	3,938
Schlumberger Ltd.(b)	1,000	84,380
Sempra Energy	500	23,530
Sunoco, Inc.	300	23,460
Transocean, Inc.(a)	800	49,048
Valero Energy Corp.	600	67,836
Weatherford International Ltd.(a)	200	13,732
The Williams Companies, Inc.	1,000	25,050
Xcel Energy, Inc.(b)	900	17,649
XTO Energy, Inc.	300	13,596
		2,099,570
Entertainment & Leisure — 0.9%
Harrah’s Entertainment, Inc.	300	19,557
News Corp., Inc. Cl. A	4,100	63,919
The Walt Disney Co.	3,400	82,042
		165,518
Financial Services — 6.8%
American Express Co.	1,800	103,392
Archstone-Smith Trust	400	15,948
Bear Stearns Companies, Inc.	400	43,900
CIT Group, Inc.(b)	300	13,554
Citigroup, Inc.	8,600	391,472
Countrywide Financial Corp.	898	29,616
E*TRADE Financial Corp.(a)	500	8,800
Franklin Resources, Inc.	300	25,188

6

The Goldman Sachs Group, Inc.	1,100	$133,738
Huntington Bancshares, Inc.(b)	400	8,988
Janus Capital Group, Inc.	300	4,335
Lehman Brothers Holdings, Inc.(b)	800	93,184
MBNA Corp.	1,900	46,816
Merrill Lynch & Co., Inc.	2,100	128,835
Morgan Stanley	1,700	91,698
PNC Financial Services Group, Inc.	400	23,208
Price (T. Rowe) Group, Inc.	200	13,060
ProLogis Trust REIT	300	13,293
Public Storage, Inc.	100	6,700
The Charles Schwab Corp.(b)	1,700	24,531
Simon Property Group, Inc. REIT	300	22,236
Vornado Realty Trust REIT	100	8,662
		1,251,154
Food Retailers — 0.1%
Starbucks Corp.(a)	300	15,030
Foods — 1.7%
Archer-Daniels-Midland Co.	1,800	44,388
Campbell Soup Co.	400	11,900
ConAgra Foods, Inc.	900	22,275
General Mills, Inc.	600	28,920
Heinz (H. J.) Co.	800	29,232
The Hershey Co.	300	16,893
Kellogg Co.	600	27,678
The Kroger Co.(a)	1,500	30,885
McCormick & Co., Inc.	200	6,526
Safeway, Inc.(b)	900	23,040
Sara Lee Corp.	1,200	22,740
SuperValu, Inc.	300	9,336
Sysco Corp.	600	18,822
Tyson Foods, Inc. Cl. A	700	12,635
Wrigley (Wm.) Jr. Co.	100	7,188
		312,458
Forest Products & Paper — 0.4%
Georgia-Pacific Corp.	500	17,030
MeadWestvaco Corp.	500	13,810
Plum Creek Timber Co., Inc.	300	11,373
Weyerhaeuser Co.	500	34,375
		76,588
Healthcare — 1.4%
Caremark Rx, Inc.(a)	600	29,958
Coventry Health Care, Inc.(a)	100	8,602
Express Scripts, Inc.(a)(b)	400	24,880
HCA, Inc.	1,100	52,712
Health Management Associates, Inc. Cl. A	200	4,694
Humana, Inc.(a)	200	9,576
Laboratory Corp. of America Holdings(a)	200	9,742

7

Tenet Healthcare Corp.(a)	700	$7,861
UnitedHealth Group, Inc.	1,900	106,780
		254,805
Home Construction, Furnishings & Appliances — 0.5%
Centex Corp.	300	19,374
D.R. Horton, Inc.	400	14,488
KB Home(b)	200	14,640
Maytag Corp.	700	12,782
Pulte Homes, Inc.	400	17,168
Whirlpool Corp.	100	7,577
		86,029
Household Products — 0.7%
Black & Decker Corp.(b)	200	16,418
The Clorox Co.	300	16,662
Corning, Inc.(a)	2,400	46,392
Fortune Brands, Inc.	200	16,266
Newell Rubbermaid, Inc.	600	13,590
Sherwin-Williams Co.	200	8,814
Snap-On, Inc.	100	3,612
The Stanley Works	200	9,336
		131,090
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	100	6,292
Industrial - Diversified — 1.5%
3M Co.	1,200	88,032
Cooper Industries Ltd. Cl. A	100	6,914
Danaher Corp.	400	21,532
Eaton Corp.	200	12,710
Illinois Tool Works, Inc.	400	32,932
ITT Industries, Inc.	100	11,360
Textron, Inc.	100	7,172
Tyco International Ltd.	3,300	91,905
		272,557
Insurance — 6.2%
ACE Ltd.	500	23,535
Aetna, Inc.	400	34,456
AFLAC, Inc.	800	36,240
Allstate Corp.	1,100	60,819
Ambac Financial Group, Inc.	100	7,206
American International Group, Inc.	2,500	154,900
Aon Corp.	700	22,456
Chubb Corp.	500	44,775
Cigna Corp.	400	47,144
Cincinnati Financial Corp.	220	9,216
The Hartford Financial Services Group, Inc.	900	69,453
Jefferson-Pilot Corp.	300	15,351
Lincoln National Corp.(b)	500	26,010
Loews Corp.	400	36,964

1

Marsh & McLennan Companies, Inc.	500	$15,195
MBIA, Inc.(b)	300	18,186
Metlife, Inc.	2,200	109,626
MGIC Investment Corp.(b)	400	25,680
Principal Financial Group, Inc.	700	33,159
Progressive Corp.	300	31,431
Prudential Financial, Inc.	1,100	74,316
Safeco Corp.	300	16,014
St. Paul Travelers Companies	1,530	68,651
Torchmark Corp.	200	10,566
UnumProvident Corp.(b)	1,100	22,550
WellPoint, Inc.(a)	1,300	98,566
XL Capital Ltd. Cl. A	200	13,606
		1,126,071
Lodging — 0.4%
Hilton Hotels Corp.	1,100	24,552
Marriott International, Inc. Cl. A	400	25,200
Starwood Hotels & Resorts Worldwide, Inc.	400	22,868
		72,620
Machinery & Components — 0.7%
Baker Hughes, Inc.	500	29,840
Caterpillar, Inc.	600	35,250
Cummins, Inc.	100	8,799
Dover Corp.	300	12,237
Ingersoll-Rand Co. Cl. A	600	22,938
Parker-Hannifin Corp.	300	19,293
		128,357
Manufacturing — 0.4%
American Standard Companies, Inc.	300	13,965
Applied Materials, Inc.	2,700	45,792
Avery Dennison Corp.	100	5,239
Millipore Corp.(a)	100	6,289
		71,285
Medical Supplies — 1.9%
Agilent Technologies, Inc.(a)	1,100	36,025
Allergan, Inc.	200	18,324
Applera Corp. - Applied Biosystems Group	400	9,296
Bard (C.R.), Inc.	100	6,603
Bausch & Lomb, Inc.	100	8,068
Baxter International, Inc.	1,100	43,857
Becton, Dickinson & Co.	500	26,215
Boston Scientific Corp.(a)	600	14,022
Fisher Scientific International, Inc.(a)	100	6,205
Guidant Corp.	500	34,445
Medtronic, Inc.	1,200	64,344
St. Jude Medical, Inc.(a)	500	23,400
Stryker Corp.	300	14,829
Thermo Electron Corp.(a)	300	9,270
Waters Corp.(a)	100	4,160

2

Zimmer Holdings, Inc.(a)	400	$27,556
		346,619
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Cl. B(b)	400	19,436
Newmont Mining Corp.	100	4,717
Nucor Corp.	300	17,697
Phelps Dodge Corp.	300	38,979
United States Steel Corp.	200	8,470
		89,299
Pharmaceuticals — 8.2%
Abbott Laboratories	1,600	67,840
AmerisourceBergen Corp.(b)	300	23,190
Amgen, Inc.(a)	2,100	167,307
Biogen Idec, Inc.(a)	500	19,735
Bristol-Myers Squibb Co.	3,300	79,398
Cardinal Health, Inc.	700	44,408
Eli Lilly & Co.(b)	300	16,056
Forest Laboratories, Inc.(a)	500	19,485
Genzyme Corp.(a)	400	28,656
Gilead Sciences, Inc.(a)	700	34,132
Hospira, Inc.(a)	600	24,582
Johnson & Johnson	4,800	303,744
King Pharmaceuticals, Inc.(a)	500	7,690
McKesson Corp.	700	33,215
Medco Health Solutions, Inc.(a)	700	38,381
Merck & Co., Inc.	3,700	100,677
Pfizer, Inc.	12,300	307,131
Schering-Plough Corp.(b)	2,500	52,625
Watson Pharmaceutical, Inc.(a)	700	25,627
Wyeth	2,300	106,421
		1,500,300
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	400	9,732
Prepackaged Software — 3.6%
Adobe Systems, Inc.(b)	800	23,880
BMC Software, Inc.(a)	1,100	23,210
Citrix Systems, Inc.(a)	900	22,626
Computer Associates International, Inc.(b)	1,100	30,591
Compuware Corp.(a)	2,400	22,800
Intuit, Inc.(a)	300	13,443
Microsoft Corp.	15,300	393,669
Novell, Inc.(a)	600	4,470
Oracle Corp.(a)	6,100	75,579
Siebel Systems, Inc.	800	8,264
Symantec Corp.(a)	1,886	42,737
		661,269

3

Real Estate — 0.2%
Equity Office Properties Trust	600	$19,626
Equity Residential REIT	400	15,140
		34,766
Restaurants — 0.6%
Darden Restaurants, Inc.	300	9,111
McDonald’s Corp.	2,100	70,329
Yum! Brands, Inc.	600	29,046
		108,486
Retail — 3.9%
AutoZone, Inc.(a)	200	16,650
Bed Bath & Beyond, Inc.(a)	500	20,090
Best Buy Co., Inc.(b)	850	37,001
Circuit City Stores, Inc.	300	5,148
Costco Wholesale Corp.	900	38,781
Dillards, Inc. Cl. A	200	4,176
Dollar General Corp.	500	9,170
Federated Department Stores, Inc.	693	46,341
The Home Depot, Inc.	4,100	156,374
J.C. Penney Co., Inc.	500	23,710
Lowe’s Companies, Inc.	1,600	103,040
Office Depot, Inc.(a)	700	20,790
Staples, Inc.	1,500	31,980
Target Corp.	1,700	88,281
Tiffany & Co.	200	7,954
TJX Companies, Inc.	500	10,240
Wal-Mart Stores, Inc.	2,000	87,640
		707,366
Retail - Grocery — 0.1%
Albertson’s, Inc.	400	10,260
Telephone Utilities — 2.0%
Alltel Corp.	400	26,044
AT&T Corp.	2,500	49,500
BellSouth Corp.	3,100	81,530
CenturyTel, Inc.	500	17,490
Qwest Communications International, Inc.(a)	3,600	14,760
Sprint Nextel Corp.	4,994	118,757
Verizon Communications, Inc.	1,800	58,842
		366,923
Tobacco — 1.6%
Altria Group, Inc.	3,600	265,356
Reynolds American, Inc.(b)	200	16,604
UST, Inc.	300	12,558
		294,518
Toys, Games — 0.2%
Hasbro, Inc.	1,400	27,510
Mattel, Inc.	600	10,008
		37,518

4

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	700	$41,860
Carnival Corp.	600	29,988
CSX Corp.	400	18,592
FedEx Corp.	200	17,426
Norfolk Southern Corp.	700	28,392
Union Pacific Corp.	500	35,850
United Parcel Service, Inc. Cl. B	1,800	124,434
		296,542
TOTAL EQUITIES (Cost $17,285,028)		18,187,043

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.2%
Cash Equivalents — 8.0%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$32,589	$32,589
American Beacon Money Market Fund		17,677	17,677
Bank of America 3.770%	10/18/2005	22,809	22,809
Bank of America 3.770%	11/28/2005	42,359	42,359
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	48,876	48,876
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	48,876	48,876
Barclays 3.695%	01/17/2006	13,034	13,034
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	57,153	57,153
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	9,775	9,775
BGI Institutional Money Market Fund		114,044	114,044
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	32,584	32,584
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	65,168	65,168
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	32,584	32,584
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	32,584	32,584
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	29,326	29,326
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	19,550	19,550
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	39,101	39,101
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	19,550	19,550

5

Freddie Mac Discount Note 3.671%	10/18/2005	$25,516	$25,516
Goldman Sachs Financial Square Prime Obligations Money Market Fund		31,162	31,162
Harris Trust & Savings Bank 3.795%	11/04/2005	24,686	24,686
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	32,584	32,584
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	32,584	32,584
Merrimac Cash Fund, Premium Class		5,213	5,213
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	65,168	65,168
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	65,168	65,168
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	32,584	32,584
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	32,584	32,584
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	32,584	32,584
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	32,584	32,584
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	48,876	48,876
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	45,414	45,414
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	52,135	52,135
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	65,168	65,168
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	39,101	39,101
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	32,584	32,584
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	32,584	32,584
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	32,584	32,584
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	32,584	32,584
			1,471,086
Repurchase Agreement — 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		28,924	28,924
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			1,500,010

6

TOTAL INVESTMENTS — 107.6% (Cost $18,785,038)(e)	$19,687,053
Other Assets/(Liabilities) — (7.6%)	(1,387,750)
NET ASSETS — 100.0%	$18,299,303

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

a	Non-income producing security.
b	Denotes all or a portion of security on loan (Note 2).
c	Represents investments of security lending collateral. (Note 2).
d

Maturity value of $28,931. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity value of 06/25/2022 and an aggregate market value, including accrued interest, of $30,370.

e	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.3%
COMMON STOCK
Aerospace & Defense — 0.8%
HEICO Corp.(a)	31,800	$737,760
Air Transportation — 1.4%
SkyWest, Inc.	51,000	1,367,820
Apparel, Textiles & Shoes — 2.3%
Carter’s, Inc.(b)	39,200	2,226,560
Banking, Savings & Loans — 9.8%
Alabama National Bancorp	10,500	671,370
First Republic Bank	55,650	1,960,549
First State Bancorp	22,600	478,894
Hanmi Financial Corp.	82,600	1,482,670
Pacific Capital Bancorp	69,554	2,315,453
UMB Financial Corp.	17,400	1,142,832
Webster Financial Corp.	27,480	1,235,501
		9,287,269
Broadcasting, Publishing & Printing — 3.5%
Emmis Communications Corp.(a)(b)	44,900	991,841
Gray Television, Inc.	136,100	1,441,299
Lin TV Corp. Cl. A(b)	66,800	931,860
		3,365,000
Building Materials & Construction — 1.4%
Interline Brands, Inc.(b)	63,075	1,325,206
Chemicals — 5.2%
MacDermid, Inc.	43,200	1,134,432
Rockwood Holdings, Inc.(b)	44,400	845,820
Spartech Corp.	78,500	1,533,890
West Pharmaceutical Services, Inc.	48,600	1,441,962
		4,956,104
Commercial Services — 6.4%
ADVO, Inc.	56,100	1,755,369
G&K Services, Inc. Cl. A	46,200	1,819,818
Valassis Communications, Inc.(b)	37,300	1,453,954
Wright Express Corp.(b)	49,000	1,057,910
		6,087,051
Cosmetics & Personal Care — 0.5%
Revlon, Inc. Cl. A(b)	147,500	474,950

1

Electrical Equipment & Electronics — 8.9%
Baldor Electric Co.	56,500	$1,432,275
Cognex Corp.	47,300	1,422,311
Entegris, Inc.(b)	199,326	2,252,384
Micrel, Inc.(b)	136,400	1,531,772
Teleflex, Inc.	25,900	1,825,950
		8,464,692
Energy — 6.8%
Headwaters, Inc.(a)(b)	36,500	1,365,100
Rowan Companies, Inc.	28,600	1,015,014
Unit Corp.(b)	29,300	1,619,704
W-H Energy Services, Inc.(b)	77,200	2,502,824
		6,502,642
Financial Services — 8.5%
Chittenden Corp.	71,350	1,891,488
Eaton Vance Corp.	114,200	2,834,444
Fidelity Bankshares, Inc.	55,650	1,700,107
Jefferies Group, Inc.(a)	37,500	1,633,125
		8,059,164
Forest Products & Paper — 0.9%
Xerium Technologies, Inc.	76,600	879,368
Healthcare — 0.1%
CorVel Corp.(b)	2,000	47,920
Heavy Machinery — 0.9%
RBC Bearings, Inc.(b)	56,201	896,406
Home Construction, Furnishings & Appliances — 1.4%
Fossil, Inc.(a)(b)	71,450	1,299,676
Household Products — 0.8%
Trex Company, Inc.(a)(b)	33,200	796,800
Industrial - Diversified — 0.9%
Carlisle Companies, Inc.	13,300	845,481
Insurance — 3.6%
HCC Insurance Holdings, Inc.(a)	75,750	2,161,148
IPC Holdings Limited	37,000	1,208,050
		3,369,198
Machinery & Components — 11.2%
Actuant Corp. Cl. A(a)	25,200	1,179,360
Global Power Equipment Group, Inc.(b)	184,100	1,312,633
Helix Technology Corp.	66,400	979,400
IDEX Corp.	44,500	1,893,475
Kaydon Corp.	49,900	1,417,659
Roper Industries, Inc.	98,400	3,866,136
		10,648,663

2

Medical Supplies — 3.0%
Coherent, Inc.(b)	67,200	$1,967,616
II-VI, Inc.(b)	50,200	890,548
		2,858,164
Metals & Mining — 1.8%
Foundation Coal Holdings, Inc.	6,400	246,080
Matthews International Corp. Cl. A	38,000	1,436,020
		1,682,100
Pharmaceuticals — 1.3%
Valeant Pharmaceuticals International(a)	62,200	1,248,976
Prepackaged Software — 2.1%
Dendrite International, Inc.(b)	97,600	1,960,784
Restaurants — 2.5%
RARE Hospitality International, Inc.(b)	42,000	1,079,400
The Steak n Shake Co.(b)	71,600	1,299,540
		2,378,940
Retail — 1.4%
Coldwater Creek, Inc.(b)	50,900	1,283,698
Transportation — 5.9%
Heartland Express, Inc.	70,815	1,440,377
Landstar System, Inc.	60,800	2,433,824
Robinson (C.H.) Worldwide, Inc.(a)	26,700	1,712,004
		5,586,205
TOTAL EQUITIES (Cost $65,740,654)		88,636,597

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.5%
Cash Equivalents — 12.2%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$255,919	$255,919
American Beacon Money Market Fund		138,836	138,836
Bank of America 3.770%	10/18/2005	179,146	179,146
Bank of America 3.770%	11/28/2005	332,695	332,695
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	383,879	383,879
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	383,879	383,879
Barclays 3.695%	01/17/2006	102,368	102,368
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	448,882	448,882

3

Barclays Eurodollar Time Deposit 3.700%	10/14/2005	$76,776	$76,776
BGI Institutional Money Market Fund		895,717	895,717
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	255,919	255,919
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	511,838	511,838
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	255,919	255,919
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	255,919	255,919
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	230,327	230,327
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	153,551	153,551
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	307,103	307,103
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	153,551	153,551
Freddie Mac Discount Note 3.671%	10/18/2005	200,408	200,408
Goldman Sachs Financial Square Prime Obligations Money Market Fund		244,753	244,753
Harris Trust & Savings Bank 3.795%	11/04/2005	193,888	193,888
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	255,919	255,919
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	255,919	255,919
Merrimac Cash Fund, Premium Class		40,947	40,947
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	511,838	511,838
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	511,838	511,838
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	255,919	255,919
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	255,919	255,919
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	255,919	255,919
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	255,919	255,919
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	383,879	383,879
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	356,685	356,685
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	409,471	409,471

4

Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	$511,838	$511,838
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	307,103	307,103
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	255,919	255,919
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	255,919	255,919
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	255,919	255,919
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	255,919	255,919
			11,554,062
Repurchase Agreement — 6.3%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/05, 2.75%, due 10/03/2005(d)		6,040,477	6,040,477
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			17,594,539
TOTAL INVESTMENTS — 111.8% (Cost $83,335,193)(e)			$106,231,136
Other Assets/(Liabilities) — (11.8%)			(11,194,903)
NET ASSETS — 100.0%			$95,036,233

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $6,041,861. Collaterized by U.S. Government Agency obligations with a rate of 6.625%, maturity date of 05/25/2015, and an aggregate market value, including accrued interest, of $6,342,501.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Small Company Opportunities Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 91.5%
COMMON STOCK
Advertising — 1.6%
Ventiv Health, Inc.(a)	41,500	$1,087,715
Air Transportation — 1.8%
Republic Airways Holdings, Inc.(a)	85,900	1,229,229
Apparel, Textiles & Shoes — 1.3%
Citi Trends, Inc.(a)	41,700	910,311
Banking, Savings & Loans — 7.4%
Columbia Banking Systems, Inc.	29,400	771,162
Financial Institutions, Inc.	23,700	436,317
First Republic Bank	39,700	1,398,631
First State Bancorp	55,100	1,167,569
Preferred Bank/Los Angeles, CA	17,800	715,382
Sterling Bancorp-NY	29,802	670,843
		5,159,904
Broadcasting, Publishing & Printing — 2.4%
Saga Communications, Inc. Cl. A(a)	126,175	1,678,127
Building Materials & Construction — 1.2%
Merge Technologies, Inc.(a)	49,279	842,178
Chemicals — 0.7%
American Pacific Corp.(a)	52,922	313,087
Cohesant Technologies, Inc.	19,598	170,787
		483,874
Commercial Services — 12.9%
Ambassadors Group, Inc.	31,900	711,370
American Bank Note Holographics, Inc.(a)	129,396	750,497
Casella Waste Systems, Inc. Cl. A(a)	66,600	874,458
Forrester Research, Inc.(a)	45,522	947,768
iPayment, Inc.(a)	18,900	715,176
Lo-Jack Corp.(a)	24,200	511,588
Multi-Color Corp.	48,218	1,252,583
On Assignment, Inc.(a)	219,800	1,879,290
Standard Parking Corp.(a)	28,000	532,840
Team, Inc.(a)	33,200	747,000
		8,922,570
Computer Integrated Systems Design — 2.0%
Ansoft Corp.(a)	23,200	675,120
SI International, Inc.(a)	23,000	712,310
		1,387,430

1

Data Processing & Preparation — 1.0%
HMS Holdings Corp.(a)	95,700	$663,201
Electrical Equipment & Electronics — 13.3%
Axsys Technologies, Inc.(a)	76,150	1,493,301
AZZ, Inc.(a)	70,200	1,442,610
Bel Fuse, Inc. Cl. B	30,200	1,100,186
The Eastern Co.	42,200	917,850
Entegris, Inc.(a)	121,895	1,377,414
LaBarge, Inc.(a)	92,800	1,198,976
Nu Horizons Electronics Corp.(a)	104,388	755,769
Ultralife Batteries, Inc.(a)	76,000	981,920
		9,268,026
Energy — 2.0%
RPC, Inc.	54,250	1,397,480
Entertainment & Leisure — 3.4%
Pinnacle Entertainment, Inc.(a)	57,200	1,048,476
Steinway Musical Instruments, Inc.(a)	48,700	1,283,245
		2,331,721
Financial Services — 2.2%
Boston Private Financial Holdings, Inc.(b)	57,800	1,534,012
Healthcare — 4.3%
Bio-Imaging Technologies, Inc.(a)	114,300	349,758
Bio-Reference Labs, Inc.(a)(b)	80,700	1,395,303
CorVel Corp.(a)	13,300	318,668
CryoLife, Inc.(a)(b)	137,400	954,930
		3,018,659
Heavy Machinery — 2.4%
Key Technology, Inc.(a)	43,130	612,446
Natural Gas Services Group, Inc.(a)(b)	30,500	1,074,515
		1,686,961
Home Construction, Furnishings & Appliances — 2.0%
Movado Group, Inc.	74,600	1,396,512
Insurance — 4.3%
Donegal Group, Inc. Cl. A	73,166	1,587,702
Safety Insurance Group, Inc.	38,300	1,363,097
		2,950,799
Machinery & Components — 0.6%
Met-Pro Corp.	26,166	405,835
Medical Supplies — 6.2%
ADE Corp.(a)	21,500	483,320
Excel Technology, Inc.(a)	35,459	910,942
II-VI, Inc.(a)	54,929	974,440
Measurement Specialties, Inc.(a)(b)	41,500	879,800
Neogen Corp.(a)	59,155	1,064,790
		4,313,292

2

Metals & Mining — 1.4%
Gibraltar Industries, Inc.	43,250	$989,128
Pharmaceuticals — 0.6%
Stratagene Corp.(a)	48,800	439,688
Prepackaged Software — 5.8%
CCC Information Services Group, Inc.(a)	42,000	1,097,460
Moldflow Corp.(a)	101,500	1,615,880
MSC.Software Corp.(a)(b)	83,800	1,317,336
		4,030,676
Real Estate — 1.1%
United Capital Corp.(a)	32,600	764,796
Retail — 3.7%
Big 5 Sporting Goods Corp.	27,300	651,378
Sportsman’s Guide, Inc.(a)	71,500	1,951,950
		2,603,328
Transportation — 5.9%
Knight Transportation, Inc.	29,525	719,229
Marten Transport Ltd.(a)	57,750	1,461,075
Old Dominion Freight Line, Inc.(a)	21,500	720,035
Portec Rail Products, Inc.	83,500	1,166,495
		4,066,834
TOTAL EQUITIES (Cost $52,646,389)		63,562,286

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.9%
Cash Equivalents — 10.1%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$154,813	$154,813
American Beacon Money Market Fund		83,986	83,986
Bank of America 3.770%	10/18/2005	108,367	108,367
Bank of America 3.770%	11/28/2005	201,257	201,257
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	232,219	232,219
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	232,219	232,219
Barclays 3.695%	01/17/2006	61,925	61,925
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	271,542	271,542
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	46,444	46,444

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BGI Institutional Money Market Fund		$541,845	$541,845
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	154,813	154,813
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	309,626	309,626
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	154,813	154,813
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	154,813	154,813
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	139,332	139,332
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	92,888	92,888
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	185,776	185,776
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	92,888	92,888
Freddie Mac Discount Note 3.671%	10/18/2005	121,232	121,232
Goldman Sachs Financial Square Prime Obligations Money Market Fund		148,058	148,058
Harris Trust & Savings Bank 3.795%	11/04/2005	117,289	117,289
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	154,813	154,813
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	154,813	154,813
Merrimac Cash Fund, Premium Class		24,770	24,770
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	309,626	309,626
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	309,626	309,626
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	154,813	154,813
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	154,813	154,813
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	154,813	154,813
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	154,813	154,813
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	232,219	232,219
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	215,769	215,769
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	247,701	247,701
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	309,626	309,626

4

UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	$185,776	$185,776
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	154,813	154,813
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	154,813	154,813
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	154,813	154,813
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	154,813	154,813
			6,989,388
Repurchase Agreement — 8.8%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		6,113,428	6,113,428
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			13,102,816
TOTAL INVESTMENTS — 110.4% (Cost $65,749,205)(e)			$76,665,102
Other Assets/(Liabilities) — (10.4%)			(7,240,589)
NET ASSETS — 100.0%			$69,424,513

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $6,114,829. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity date of 01/25/2017, and an aggregate market value, including accrued interest, of $6,419,099.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MML Series Investment Fund II (‘‘MML II Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of the Trust (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MML Money Market Fund (“Money Market Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”) and MML Small Company Opportunities Fund (“Small Company Opportunities Fund”).

The MML II Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

After the close of business on April 29, 2005, each of the MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, each a fund of MML Series Investment Fund II (each a “New Fund”), acquired all of the assets and liabilities of the MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, each a fund of MML Series Investment Fund (each a “Fund”), respectively, pursuant to agreements and plans of reorganization that were approved by each Fund’s respective shareholders on April 18, 2005. Each acquisition was accomplished by a tax-free transfer of all the assets of each Fund to the corresponding New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the Fund.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (‘‘Trustees’’), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less

1

are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

The Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral
Managed Bond Fund	$21,568,074	$22,107,870
Blend Fund	63,375,602	65,574,732
Equity Fund	115,512,422	119,487,888
Enhanced Index Core Equity Fund	1,426,334	1,471,086
Small Cap Equity Fund	11,114,350	11,554,062
Small Company Opportunities Fund	6,637,784	6,989,388

2

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of  foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject

3

to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At September 30, 2005, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open forward commitments for the Blend Fund at September 30, 2005 is as follows:

	Expiration	Aggregate
	of	Face Value		Market	Unrealized
Forward Commitment Contracts to Buy	Contracts	of Contracts	Cost	Value	Depreciation
Blend Fund
FNMA TBA 5.0% 10/01/2034	October-05	$14,750,000	$14,579,453	$14,434,259	$(145,194)
FNMA TBA 5.5% 10/01/2020	October-05	6,500,000	6,630,000	6,593,438	(36,562)
FNMA TBA 5.5% 07/01/2034	October-05	2,940,000	2,960,213	2,939,081	(21,132)
					$(202,888)

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal

4

to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Managed Bond Fund and the Blend Fund at September 30, 2005 is as follows:

				Net
			Notional	Unrealized
		Expiration	Contract	Appreciation/
Number of Contracts	Type	Date	Value	(Depreciation)
Managed Bond Fund
BUYS
525	90 Day Euro	12/18/06	$125,199,375	$(224,176)
SELLS
525	90 Day Euro	06/18/07	$125,258,437	$142,224
Blend Fund
BUYS
350	90 Day Euro	12/18/06	$83,466,250	$(149,451)
29	S&P 500 Index	12/16/05	1,789,735	(6,830)
				$(156,281)
SELLS
350	90 Day Euro	06/18/07	$83,695,257	$94,816

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap,

5

upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Managed Bond Fund and the Blend Fund at September 30, 2005 is as follows:

Managed Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
2,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated 9/21/05 to pay the 0.85% times the notional amount. The Fund only receives payment upon a credit default event of an entity within the Dow Jones CDX. NA. HVOL.5 Index.	$8,085
Interest Rate Swaps
142,000,000 USD	03/23/2007	Agreement with Barclays Bank, dated 9/21/05 to pay the notional amount multiplied by 4.300% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	542,229
32,550,000 USD	09/23/2008	Agreement with Barclays Bank, dated 9/21/05 to receive the notional amount multiplied by 4.363% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(126,379)
61,950,000 USD	09/23/2008	Agreement with Barclays Bank, dated 9/21/05 to receive the notional amount multiplied by 4.290% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(513,294)

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5,650,000 USD	09/23/2011	Agreement with Barclays Bank, dated 9/21/05 to pay the notional amount multiplied by 4.531% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	$32,939
336,000,000 USD	03/30/2006	Agreement with Barclays Bank, dated 9/28/05 to receive the notional amount multiplied by 4.215% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	38,400
			$(18,020)

Blend Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
1,400,000 USD	12/20/2010	Agreement with Barclays Bank, dated 9/21/05 to pay the 0.85% times the notional amount. The Fund only receives payment upon a credit default event of an entity within the Dow Jones CDX. NA. HVOL.5 Index.	$5,660
Interest Rate Swaps
85,200,000 USD	03/23/2007	Agreement with Barclays Bank, dated 9/21/05 to pay the notional amount multiplied by 4.300% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	325,337
19,530,000 USD	09/23/2008	Agreement with Barclays Bank, dated 9/21/05 to receive the notional amount multiplied by 4.363% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(75,827)
37,170,000 USD	09/23/2008	Agreement with Barclays Bank, dated 9/21/05 to receive the notional amount multiplied by 4.290% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(307,977)
3,390,000 USD	09/23/2011	Agreement with Barclays Bank, dated 9/21/05 to pay the notional amount multiplied by 4.531% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	19,763
231,000,000 USD	03/30/2006	Agreement with Barclays Bank, dated 9/28/05 to receive the notional amount multiplied by 4.215% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	26,400
4,680,000 USD	09/23/2020	Agreement with Barclays Bank, dated 9/21/05 to pay the notional amount multiplied by 4.946% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	43,108
			$36,464

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not

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typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.   Federal Income Tax Information

At September 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Inflation-Protected Bond Fund	$149,224,375	$1,669,811	$(2,713,508)	$(1,043,697)
Managed Bond Fund	409,416,023	7,456,080	(4,464,337)	2,991,743
Blend Fund	891,989,035	148,173,950	(6,374,830)	141,799,120
Equity Fund	1,187,557,253	262,143,109	(26,735,057)	235,408,052
Enhanced Index Core Equity Fund	18,785,038	1,268,590	(366,575)	902,015
Small Cap Equity Fund	83,335,193	25,558,580	(2,662,637)	22,895,943
Small Company Opportunities Fund	65,749,205	12,736,965	(1,821,068)	10,915,897

Note: The aggregate cost for investments for the Money Market Fund as of September 30, 2005, is the same for financial reporting and Federal income tax purposes.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II
By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	11/18/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	11/18/05
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	11/18/05